UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.7%

Australia — 2.7%
Alumina (A)(B)	405,556	$361
Amcor (A)(B)	366,564	3,391
AMP (A)	184,237	713
APA Group (A)(B)	70,995	389
Asciano Group (A)	13,334	61
Australia & New Zealand Banking Group (A)	40,069	1,041
Australian Stock Exchange (A)	1,584	48
Bendigo and Adelaide Bank (A)(B)	35,757	328
BHP Billiton (USD) ADR	43,900	2,531
BlueScope Steel (A)(B)	28,345	121
Boral (A)(B)	109,536	419
Brambles (A)	1,360,268	11,597
Brickworks (A)(B)	3,621	42
Caltex Australia (A)(B)	95,447	1,571
CFS Retail Property Trust Group (A)(B)(C)	44,813	82
Coca-Cola Amatil (A)(B)	5,337	62
Cochlear (A)(B)	12,739	716
Collins Foods (A)(B)	22,496	35
Commonwealth Bank of Australia (A)(B)	36,390	2,293
Computershare (A)	5,716	54
Crown (A)	58,047	640
CSL (A)	67,859	3,815
Dexus Property Group (A)(B)(C)	710,239	693
DuluxGroup (A)	69,548	268
Flight Centre (A)(B)	11,111	398
Goodman Group (A)(C)	416,042	1,851
GPT Group (A)(B)(C)	47,237	166
Iluka Resources (A)(B)	274,825	2,479
Insurance Australia Group (A)	460,594	2,288
Lend Lease (A)(B)	98,674	753
Macquarie Group (A)(B)	35,396	1,351
National Australia Bank (A)(B)	2,383	65
Newcrest Mining (A)(B)	215,793	1,994
Qantas Airways (A)	541,362	666
Ramsay Health Care (A)	25,362	830
RCR Tomlinson (A)	41,735	88
Roc Oil *(A)	155,859	64
Seek (A)(B)	20,164	167
Sims Metal Management (A)	19,249	145
Stockland (A)(B)(C)	14,972	48
Suncorp Group (A)	152,589	1,659
Tatts Group (A)(B)	297,431	860
Telstra (A)(B)	831,090	3,616
Toll Holdings (A)(B)	42,397	205
Transurban Group (A)(B)	46,201	286
Treasury Wine Estates (A)	13,743	73
Wesfarmers (A)	29,979	1,086
Westfield Group (A)(B)(C)	83,316	873
Westfield Retail Trust (A)(C)	320,891	908
Westpac Banking (A)(B)	38,960	1,024
Woolworths (A)(B)	11,836	355

		55,569

Austria — 0.4%
Andritz (A)	96,275	4,933
Erste Group Bank (A)	44,560	1,186

Description	Shares	Market Value ($ Thousands)

IMMOFINANZ (A)(B)	178,690	$666
OMV (A)	34,193	1,540
Vienna Insurance Group (A)(B)	7,340	340

		8,665

Belgium — 1.2%
Ageas (A)	112,959	3,958
Anheuser-Busch InBev (A)	32,980	2,965
Belgacom (A)	312,176	6,980
Colruyt (A)	106,036	5,572
Delhaize Group (A)	6,978	431
Groupe Bruxelles Lambert (A)	19,728	1,484
KBC Groep (A)(B)	47,900	1,783
Solvay (A)	2,221	290
UCB (A)	15,083	809

		24,272

Brazil — 0.4%
Banco Santander Brasil ADR	269,753	1,678
Centrais Eletricas Brasileiras	75,600	159
Centrais Eletricas Brasileiras ADR (B)	435,469	923
Cia Energetica de Minas Gerais ADR (B)	155,708	1,397
Cia Paranaense de Energia ADR	12,644	157
Fibria Celulose ADR *(B)	39,975	443
Oi ADR (B)	96,984	175
Petroleo Brasileiro ADR	136,750	1,835
Telefonica Brasil ADR	37,436	854
Tim Participacoes ADR	60,184	1,119

		8,740

Canada — 3.4%
Agrium (B)	64,300	5,576
Atrium Innovations *	7,400	102
Bank of Nova Scotia (B)	52,400	2,792
Barrick Gold	364,861	5,743
Cameco (B)	204,046	4,216
Canadian Natural Resources	17,700	497
Canadian Pacific Railway (B)	38,540	4,659
Cenovus Energy	81,048	2,305
Dollarama	71,800	5,010
Imperial Oil	132,300	5,035
Kinross Gold	979,071	4,993
Magna International, Cl A	85,700	6,091
New Gold *	467,600	3,019
Quebecor, Cl B	5,500	243
Silver Wheaton	150,700	2,944
Suncor Energy	292,740	8,613
Superior Plus	6,500	76
Talisman Energy	230,683	2,637
Toronto-Dominion Bank	80,979	6,484

		71,035

China — 0.3%
AAC Technologies Holdings (A)	26,000	146
Huaneng Power International (A)	1,416,600	1,400
Industrial & Commercial Bank of China (A)	4,256,000	2,667
Lihua International *(B)	14,953	72
Shanghai Electric Group (A)	4,914,000	1,637

		5,922

Denmark — 0.9%
AP Moeller - Maersk, Cl B (A)	224	1,600
Carlsberg, Cl B (A)	4,486	401

1	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Coloplast, Cl B (A)	26,914	$1,505
H Lundbeck	2,331	42
Jyske Bank *(A)	136,386	5,123
Novo Nordisk, Cl B (A)	31,997	4,967
Tryg (A)	58,081	4,778

		18,416

Egypt — 0.0%
Centamin *(A)(B)	194,915	94

Finland — 0.2%
Huhtamaki (A)	7,436	138
Kone, Cl B (A)	11,990	950
Neste Oil (A)	7,080	103
Orion, Cl B (A)	22,166	519
Pohjola Bank, Cl A (A)	39,509	580
Sampo, Cl A (A)	21,835	849
Stora Enso, Cl R (A)	140,879	942
Tieto (A)	15,404	292
UPM-Kymmene (A)	37,398	366
Wartsila, Cl B (A)	5,570	241

		4,980

France — 10.7%
Air France-KLM *(A)	18,522	166
Alstom (A)	77,910	2,552
Areva (A)(B)	101,144	1,565
Arkema (A)	118,116	10,812
Assystem	2,058	42
AtoS (A)	9,742	723
AXA (A)	326,177	6,421
BNP Paribas (A)	354,847	19,399
Boiron	1,900	99
Bureau Veritas (A)	35,632	921
Cap Gemini (A)	9,187	445
Carrefour (A)	171,493	4,704
CGG *(A)	1,201	27
Cie Generale des Etablissements-Michelin, Cl B (A)	35,330	3,155
CNP Assurances (A)	20,702	297
Credit Agricole (A)	254,703	2,189
Danone (A)	36,700	2,759
Dassault Systemes (A)	1,092	133
Electricite de France (A)	111,632	2,587
Essilor International (A)	74,747	7,952
European Aeronautic Defence and Space (A)	77,816	4,157
Eutelsat Communications (A)	127,859	3,622
GDF Suez (A)	119,246	2,336
Gecina (A)(C)	3,376	373
Iliad (A)	2,886	623
Kering (A)	30,222	6,141
Klepierre (A)(C)	8,250	325
Lafarge (A)	39,588	2,427
Lagardere SCA (A)	2,158	60
Legrand (A)	169,787	7,861
L’Oreal (A)	34,398	5,647
LVMH Moet Hennessy Louis Vuitton (A)	32,864	5,328
Nexity (A)	8,567	318
Pernod-Ricard (A)	27,059	2,999
Publicis Groupe (A)	76,936	5,472

Description	Shares	Market Value ($ Thousands)

Renault (A)	11,848	$797
Rexel (A)	336,672	7,575
Safran (A)	187,187	9,759
Sanofi (A)	377,543	38,977
Schneider Electric (A)	239,237	17,351
SES (A)	22,884	655
Societe Generale (A)	52,031	1,788
Societe Internationale de Plantations d’Heveas	526	37
Sodexo	84,723	7,048
Technip (A)	40,765	4,137
Teleperformance (A)	4,248	204
Thales (A)	71,515	3,333
Total (A)	157,656	7,690
Unibail-Rodamco (A)(C)	3,117	725
Valeo (A)	17,203	1,078
Vallourec (A)	49,796	2,523
Vivendi (A)	124,324	2,353
Wendel (A)	6,309	650

		221,317

Germany — 8.6%
Adidas (A)	73,802	7,967
Allianz (A)	20,314	2,961
Amadeus Fire (A)	973	56
Aurubis (A)	7,032	376
BASF (A)	8,428	751
Bayer (A)	159,387	16,947
Bayerische Motoren Werke (A)	5,605	489
Borussia Dortmund GmbH & KGaA (A)	22,765	92
Brenntag (A)(B)	44,099	6,693
Commerzbank *(A)	158,079	1,371
Continental (A)	61,335	8,165
Daimler (A)	241,032	14,531
Deutsche Bank (A)	193,377	8,098
Deutsche Boerse (A)	164,359	10,793
Deutsche Lufthansa (A)	232,865	4,711
Deutsche Post (A)	119,614	2,964
E.ON (A)	204,373	3,345
Freenet (A)	7,625	166
Fresenius (A)	2,012	247
GEA Group (A)	175,689	6,212
Gerresheimer (A)	3,486	201
Gildemeister (A)	9,331	207
Grammer (A)	6,818	210
Hannover Rueckversicherung (A)	14,517	1,042
HeidelbergCement (A)	114,373	7,653
Henkel (A)	13,348	1,044
Hochtief (A)	2,195	143
Hugo Boss (A)	558	61
Infineon Technologies (A)	760,695	6,359
Kabel Deutschland Holding (A)	14,887	1,632
Lanxess (A)	7,424	446
Linde (A)	76,503	14,236
Merck (A)	23,018	3,496
Muenchener Rueckversicherungs (A)	45,495	8,346
SAP (A)	72,704	5,302
SAP ADR (B)	66,400	4,836
Siemens (A)	177,962	17,996
Suedzucker (A)	43,658	1,350

2	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Symrise (A)	176,938	$7,152
ThyssenKrupp (A)	1,336	26
Volkswagen (A)	1,608	312

		178,985

Greece — 0.0%
Hellenic Telecommunications Organization (A)	40,786	319
OPAP (A)	43,794	366

		685

Hong Kong — 3.2%
AIA Group (A)	2,144,800	9,036
BOC Hong Kong Holdings (A)	106,500	326
Chaoda Modern Agriculture *(B)(D)	2,440,000	—
Cheung Kong Holdings (A)	22,000	297
China Merchants Holdings International (A)	682,000	2,110
China Mobile (A)	438,000	4,536
China Mobile ADR	137,400	7,113
CLP Holdings (A)	101,000	816
CNOOC (A)	3,390,000	5,678
First Pacific (A)	678,000	725
Galaxy Entertainment Group *(A)	474,000	2,302
Hang Seng Bank (A)	25,900	381
Henderson Land Development (A)	210,100	1,248
HKT Trust (A)	346,000	331
Hong Kong & China Gas (A)	319,660	780
Hong Kong Exchanges and Clearing (A)	11,300	170
Hongkong Land Holdings (A)	798,000	5,464
Hopewell Holdings (A)	127,500	423
Hopewell Hong Kong Properties *	5,100	—
Hutchison Whampoa (A)	22,500	235
Hysan Development (A)	111,000	479
Jardine Matheson Holdings (A)	82,500	4,979
Jardine Strategic Holdings (A)	235,110	8,513
Kerry Properties (A)	52,500	205
MGM China Holdings (A)	68,400	181
MTR (A)	10,500	39
New World Development (A)	988,890	1,345
Power Assets Holdings (A)	49,500	426
SJM Holdings (A)	301,000	730
Sun Hung Kai Properties (A)	55,000	706
Swire Pacific, Cl A (A)	5,000	60
Swire Properties (A)	192,400	566
Wharf Holdings (A)	205,000	1,711
Wheelock (A)	224,000	1,118
Yue Yuen Industrial Holdings (A)	989,000	2,556

		65,585

India — 0.3%
Idea Cellular (A)	2,930,397	6,974

Indonesia — 0.1%
Bank Mandiri (A)	2,133,800	1,925

Ireland — 0.5%
Bank of Ireland *(A)	1,373,127	280
James Hardie Industries (A)(B)	98,311	845
Kerry Group, Cl A	2,283	126

Description	Shares	Market Value ($ Thousands)

Ryanair Holdings ADR	132,700	$6,838
Seagate Technology	9,809	440
Smurfit Kappa Group (A)	177,713	2,900

		11,429

Israel — 1.3%
Bank Hapoalim *(A)	80,984	365
Bank Leumi Le-Israel *(A)	77,505	256
Bezeq Israeli Telecommunication (A)	4,215,730	5,601
Check Point Software Technologies *	280,073	13,914
Teva Pharmaceutical Industries ADR	170,518	6,684

		26,820

Italy — 0.9%
Assicurazioni Generali (A)	9,138	160
Atlantia (A)(B)	32,017	521
Enel (A)(B)	240,898	755
ERG (A)	162,161	1,514
Exor (A)(B)	54,922	1,624
Fiat (A)	91,280	636
Fiat Industrial (A)	4,934	55
Finmeccanica (A)(B)	353,421	1,766
Gtech Spa (A)	15,915	398
Intesa Sanpaolo (A)	740,372	1,183
Iren (A)	56,674	63
Italcementi (A)	9,012	57
Luxottica Group (A)	3,988	201
Mediobanca (A)	109,525	569
Prysmian (A)	2,527	47
Safilo Group *(A)	9,105	174
Snam Rete Gas (A)(B)	1,352,694	6,151
Telecom Italia RNC (A)	5,785,210	3,221
UniCredit (A)	60,705	283
Unione di Banche Italiane (A)	31,298	113

		19,491

Japan — 17.2%
AEON Financial Service (A)(B)	8,300	235
Aeon Mall (A)	13,000	322
Alfresa Holdings (A)	8,400	449
Alpen (A)	14,700	282
Amada (A)	43,000	283
Aoyama Trading (A)	5,300	141
Arcland Sakamoto (A)	12,800	199
Asahi Broadcasting (A)	5,100	37
Asahi Kasei (A)	9,000	59
Asics (A)	14,000	220
Astellas Pharma (A)	170,700	9,259
Bank of Yokohama (A)	251,000	1,293
Belluna (A)	6,800	72
Benesse (A)	131,200	4,726
Best Bridal (A)	13,000	101
Bridgestone (A)	229,100	7,800
CAC (A)	4,700	41
Calsonic Kansei (A)	162,000	674
Canon Marketing Japan (A)	5,800	78
Casio Computer (A)	25,900	228
Central Japan Railway (A)	29,500	3,590
Chiyoda (A)	1,000	12
Chugai Pharmaceutical (A)	24,700	510
Credit Saison (A)	500	13

3	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Dai Nippon Printing (A)(B)	491,600	$4,479
Daicel (A)	71,000	620
Daihatsu Motor (A)	52,000	983
Daiichi Sankyo (A)	89,400	1,487
Daikin Industries (A)	10,800	436
Daikyo (A)	175,000	523
Dainippon Sumitomo Pharma (A)	30,200	399
Daito Trust Construction (A)	29,800	2,803
Daiwa House Industry (A)	221,000	4,110
Daiwa Securities Group (A)	353,000	2,952
Doutor Nichires Holdings (A)	6,200	87
Dydo Drinco (A)	4,400	174
East Japan Railway (A)	71,700	5,572
Eighteenth Bank (A)	17,000	39
Fanuc (A)	92,800	13,410
Fast Retailing (A)	1,500	505
Fuji Film Holdings (A)	195,900	4,302
Fuji Heavy Industries (A)	116,000	2,860
Fuji Soft (A)	7,600	159
Fujishoji (A)	42	50
Fujitsu (A)	182,000	752
Fukuda Denshi (A)	1,300	48
Geo Holdings (A)	200	180
Grandy House (A)	16,800	62
GungHo Online Entertainment *(A)(B)	230	251
Hachijuni Bank (A)	231,000	1,346
Hankyu Hanshin Holdings (A)	122,000	693
Hino Motors (A)	255,000	3,736
Hirose Electric (A)	400	53
Hiroshima Bank (A)	64,000	272
Hisamitsu Pharmaceutical (A)	5,300	269
Hitachi (A)	1,015,000	6,493
Hitachi Construction Machinery (A)	9,400	189
Hokuhoku Financial Group (A)	29,000	59
Hulic (A)	26,900	288
IHI (A)	17,000	64
Iida Home Max (A)	30,600	517
Infocom (A)	32	47
IT Holdings (A)	56,400	747
Iwatani (A)	13,000	46
J Front Retailing (A)	19,000	151
Japan Airlines (A)	11,400	586
Japan Exchange Group (A)	2,100	212
Japan Prime Realty Investment, Cl A (A)(C)	10	31
Japan Real Estate Investment, Cl A (A)(C)	11	123
Japan Retail Fund Investment, Cl A (A)(C)	471	982
JFE Holdings (A)	6,400	140
JGC (A)	293,200	10,542
Kamei (A)	5,000	38
Kandenko (A)	27,000	115
Kanematsu *(A)	158,000	176
Kanematsu Electronics (A)	3,400	44
Kansai Paint (A)	610,600	7,782
Kao (A)	92,400	3,141
Kawasaki Heavy Industries (A)	54,000	165
KDDI (A)	222,800	11,584
Keisei Electric Railway (A)	3,000	28

Description	Shares	Market Value ($ Thousands)

Keyence (A)	24,800	$7,889
Kikkoman (A)	14,000	233
Kinki Sharyo (A)(B)	37,000	119
Kita-Nippon Bank (A)	1,700	38
Kobe Steel (A)	171,000	211
Koito Manufacturing (A)	7,000	133
Kubota (A)	47,000	683
Lawson (A)	45,600	3,474
Mabuchi Motor (A)(B)	164,200	8,745
Makita (A)	35,000	1,879
Marubeni (A)	3,000	20
Marui Group (A)	5,700	57
Mazda Motor (A)	397,000	1,567
Medipal Holdings (A)	4,500	61
Miraca Holdings (A)	69,000	3,166
Misawa Homes (A)	24,600	456
Mitsubishi Estate (A)	36,000	957
Mitsubishi Heavy Industries (A)	108,000	599
Mitsubishi Logistics (A)	35,000	488
Mitsubishi Tanabe Pharma (A)	145,900	1,885
Mitsubishi UFJ Financial Group (A)	12,300	76
Mitsui Fudosan (A)	47,000	1,380
Mitsui High-Tec (A)	6,200	39
Mitsui Home (A)	8,000	38
Mitsui OSK Lines (A)	16,000	62
Mizuho Financial Group (A)	120,200	249
MS&AD Insurance Group Holdings (A)	228,300	5,774
Murata Manufacturing (A)	1,600	122
Namco Bandai Holdings (A)	50,700	820
NEC Fielding (A)	9,800	120
NEC Networks & System Integration (A)	17,900	407
NGK Spark Plug (A)	4,000	80
Nichireki (A)	6,289	40
Nihon Unisys (A)(B)	17,700	132
Nintendo (A)	42,000	4,937
Nippo (A)	35,000	574
Nippon Building Fund, Cl A (A)(C)	21	243
Nippon Densetsu Kogyo (A)	5,000	52
Nippon Express (A)	13,000	62
Nippon Road (A)	9,000	47
Nippon Telegraph & Telephone (A)	190,900	9,934
Nippon Telegraph & Telephone ADR	173,332	4,508
Nippon Yusen (A)	30,000	79
Nishi-Nippon City Bank (A)	25,000	65
Nissan Tokyo Sales Holdings (A)	22,000	67
Nisshin Fudosan (A)	13,200	88
Nitto Denko (A)	14,700	941
Nomura Holdings (A)	396,000	2,910
Nomura Real Estate Holdings (A)	67,100	1,480
North Pacific Bank (A)	374,800	1,376
NTT Data (A)	139	494
NTT Urban Development (A)	163	200
Obayashi (A)	21,000	109
Odakyu Electric Railway (A)	4,000	39
Oita Bank (A)	16,000	51
Omron (A)	1,800	54

4	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Oriental Land (A)	3,000	$464
ORIX (A)	8,500	116
Otsuka Holdings (A)	54,100	1,784
Panasonic (A)	215,300	1,731
Park24 (A)	13,100	237
Relo Holdings (A)	1,400	69
Ricoh (A)	38,000	450
Rohm (A)	66,200	2,684
San-In Godo Bank (A)	9,000	67
Sankyo (A)	52,300	2,467
Sanrio (A)	72,000	3,335
Santen Pharmaceutical (A)	74,400	3,215
Secom (A)	77,400	4,202
Seino Holdings (A)	102,000	894
Sekisui Chemical (A)	640,000	6,785
Sekisui House (A)	192,000	2,770
Sekisui Jushi (A)	5,000	61
Seven & I Holdings (A)	295,600	10,809
Shimano (A)	200	17
Shin-Etsu Chemical (A)	122,200	8,075
Shinko Shoji (A)	5,000	43
Shionogi (A)	49,100	1,022
Shiseido (A)	423,500	6,291
Showa (A)	39,300	505
SKY Perfect JSAT Holdings (A)	196	89
SMC (A)	90,400	18,095
Softbank (A)	71,600	4,161
Sojitz (A)	370,700	614
Sony (A)	88,000	1,856
Sugi Holdings (A)	87,300	3,315
Sumitomo Forestry (A)	15,700	191
Sumitomo Metal Mining (A)	9,000	100
Sumitomo Mitsui Financial Group (A)	365,500	16,704
Sumitomo Mitsui Trust Holdings (A)	1,203,220	5,605
Sumitomo Realty & Development (A)	53,000	2,109
Sumitomo Rubber Industries (A)	3,500	57
Suruga Bank (A)	37,000	670
Suzuken (A)	26,400	887
Suzuki Motor (A)	304,100	6,999
Sysmex (A)	9,800	641
Taiyo Nippon Sanso (A)	22,000	151
Tobu Railway (A)	15,000	77
Toho Holdings (A)	45,100	745
Tokai (A)	2,800	79
Token (A)	860	47
Tokyo Electron (A)	79,300	4,003
Tokyo Tatemono (A)	28,000	233
Tokyu (A)	80,000	523
Tokyu Land (A)	111,000	1,014
Toshiba (A)	54,000	258
Toyo Suisan Kaisha (A)	2,000	66
Toyota Industries (A)	1,300	53
Toyota Motor (A)	396,100	23,855
Toyota Motor ADR	19,698	2,377
Toyota Tsusho (A)	41,100	1,055
TS Tech (A)	1,300	41
Tsumura (A)	11,200	330
United Urban Investment (A)(C)	70	94
Wacoal Holdings (A)	232,704	2,322

Description	Shares	Market Value ($ Thousands)

Warabeya Nichiyo (A)	13,300	$203
Watabe Wedding (A)	6,395	47
Yakult Honsha (A)	4,800	199
Yamaha Motor (A)	29,100	376
Yamazen (A)	7,600	48
Yaskawa Electric (A)	20,000	242
Yellow Hat (A)	12,500	251
Yokogawa Electric (A)	4,700	56
Yokohama Rubber (A)	5,000	50
Yuasa Trading (A)	38,000	66

		357,882

Malta — 0.0%
BGP Holdings *(A)	198,683	—

Mexico — 0.0%
Industrias Bachoco ADR	1,349	47

Netherlands — 4.6%
Aalberts Industries (A)	8,867	198
Aegon (A)	473,460	3,172
Akzo Nobel (A)	322,449	18,169
ASML Holding (A)	59,783	4,713
Boskalis Westminster (A)	2,648	96
Gemalto	15,154	1,370
Heineken (A)	97,783	6,215
Heineken Holding (A)	7,759	434
ING Groep (A)	361,946	3,303
Koninklijke Ahold (A)	641,456	9,527
Koninklijke DSM (A)	24,062	1,567
Koninklijke Philips (A)	37,299	1,015
Koninklijke Vopak (A)	4,645	274
PostNL (A)	881,986	2,454
Randstad Holding (A)	15,130	621
Reed Elsevier (A)	847,178	14,090
TNT Express (A)	947,690	7,091
Unilever (A)	343,793	13,515
Wolters Kluwer (A)(B)	349,121	7,385

		95,209

New Zealand — 0.1%
Contact Energy (A)	63,551	251
Fletcher Building (A)(B)	197,427	1,281

		1,532

Norway — 1.5%
Aker Solutions (A)	2,672	36
DnB (A)	1,043,003	15,052
Gjensidige Forsikring (A)	42,261	619
Orkla (A)	604,717	4,926
Seadrill (A)	38,577	1,546
Statoil (A)	433,182	8,902
Telenor (A)	7,899	156

		31,237

Poland — 0.0%
Tauron Polska Energia (A)	59,269	77

Portugal — 0.1%
Energias de Portugal (A)	214,839	692
Galp Energia, Cl B (A)	22,328	331

		1,023

Russia — 0.6%
Gazprom ADR	273,651	1,798

5	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Gazprom GDR (A)	73,917	$485
Sberbank of Russia ADR	781,653	8,973
Surgutneftegas ADR (A)	8,414	66

		11,322

Singapore — 1.0%
Breadtalk Group (A)	65,000	44
CapitaCommercial Trust (A)(C)	442,000	510
CapitaLand (A)	576,000	1,391
Chip Eng Seng (A)	112,000	61
City Developments (A)	5,000	42
ComfortDelgro (A)	311,000	447
DBS Group Holdings (A)	328,000	3,988
Keppel (A)	101,110	826
Keppel Land (A)	166,000	436
Oversea-Chinese Banking (A)	37,000	291
Sembcorp Industries (A)	688,600	2,677
SembCorp Marine (A)(B)	1,306,000	4,423
Singapore Airlines (A)	227,000	1,811
Singapore Technologies Engineering (A)	320,000	1,053
Singapore Telecommunications (A)	7,000	21
STATS ChipPAC *(A)	236,000	67
UE E&C (A)	67,000	37
United Overseas Bank (A)	194,600	3,037
UOL Group (A)	98,000	518

		21,680

South Africa — 0.1%
Gold Fields (A)	350,227	1,828
Impala Platinum Holdings (A)	61,491	577
Liberty Holdings (A)	10,745	129

		2,534

South Korea — 1.8%
Hyundai Motor (A)	36,669	7,192
KB Financial Group ADR	60,825	1,802
KT ADR	294,400	4,569
KT&G (A)	84,776	5,501
LG Display (A)	62,160	1,483
Meritz Finance Group (A)	22,180	93
Samsung Electronics (A)	9,993	11,680
SK Telecom (A)	9,984	1,836
SK Telecom ADR (B)	154,915	3,149

		37,305

Spain — 1.0%
Abertis Infraestructuras (A)	3,395	59
Acciona (A)(B)	2,332	123
ACS Actividades de Construccion y Servicios (A)	2,921	77
Amadeus IT Holding, Cl A (A)(B)	53,675	1,715
Banco Bilbao Vizcaya Argentaria (A)	21,758	183
Banco Popular Espanol (A)(B)	406,833	1,244
Banco Santander (A)	9,366	60
Distribuidora Internacional de Alimentacion (A)	133,296	1,006
Enagas (A)	32,861	811
Endesa (A)	8,158	174
Ferrovial (A)	84,523	1,348
Gas Natural (A)(B)	26,314	529
Grifols (A)	29,637	1,087
Iberdrola (A)(B)	36,965	195

Description	Shares	Market Value ($ Thousands)

Inditex (A)	8,039	$990
Indra Sistemas (A)(B)	424,772	5,479
Obrascon Huarte Lain (A)	3,723	126
Red Electrica (A)(B)	2,811	154
Tecnicas Reunidas (A)	92,644	4,250
Zardoya Otis (A)(B)	20,103	284

		19,894

Sweden — 2.2%
Assa Abloy, Cl B (A)	31,254	1,214
Atlas Copco, Cl B (A)	3,472	74
Boliden (A)	12,882	159
Electrolux, Ser B (A)	80,582	2,020
Elekta, Cl B (A)	204,104	3,082
Getinge, Cl B (A)	5,189	157
Hexagon, Cl B (A)	34,731	922
Industrivarden, Cl C (A)	6,721	112
Investor, Cl B (A)	22,436	598
Lundin Petroleum *(A)	4,933	97
New Wave Group, Cl B (A)	7,683	37
Nordea Bank (A)	805,912	8,942
Sandvik (A)	255,144	3,028
Semcon (A)	4,584	47
Skandinaviska Enskilda Banken, Cl A (A)	699,706	6,637
Svenska Cellulosa, Cl B (A)	30,257	754
Svenska Handelsbanken, Cl A (A)	21,664	862
Swedbank, Cl A (A)	233,783	5,320
Telefonaktiebolaget LM Ericsson, Cl B (A)	803,503	9,053
Telefonaktiebolaget LM Ericsson ADR	190,244	2,146

		45,261

Switzerland — 9.2%
Actelion (A)	590	35
Baloise Holding (A)	7,958	772
Coca-Cola HBC	11,395	265
Compagnie Financiere Richemont (A)	13,470	1,186
Credit Suisse Group (A)	115,845	3,062
EMS-Chemie Holding (A)	1,806	534
Georg Fischer (A)	646	284
Givaudan (A)	12,659	16,285
Holcim (A)	2,807	195
Julius Baer Group (A)	154,240	6,010
Lindt & Spruengli (A)	14	52
Lonza Group (A)	2,611	196
Nestle (A)	318,055	20,836
Novartis (A)	345,585	24,437
OC Oerlikon (A)	157,324	1,861
Partners Group Holding (A)	20,217	5,463
Roche Holding (A)	157,758	39,089
Schindler Holding (A)	1,260	170
Schindler Holding PC (A)	2,269	315
Schweiter Technologies (A)	76	47
SGS (A)	4,894	10,489
Siegfried Holding (A)	717	97
Sika (A)	2,639	6,812
Sonova Holding (A)	29,400	3,105
STMicroelectronics (A)	7,847	70
Sulzer (A)	57,274	9,130
Swatch Group Registered (A)	1,991	187

6	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Swiss Life Holding (A)	18,088	$2,931
Swiss Re (A)	31,259	2,322
Syngenta (A)	20,098	7,824
UBS	209,172	3,545
UBS Registered (A)	542,889	9,199
Weatherford International *	139,959	1,917
Zurich Insurance Group (A)	49,705	12,862

		191,584

Taiwan — 0.1%
United Microelectronics ADR	577,350	1,345

United Arab Emirates — 0.1%
Dragon Oil (A)	223,300	1,938

United Kingdom — 17.0%
3i Group (A)	157,754	808
Aberdeen Asset Management (A)	241,768	1,403
Afren *(A)	1,702,290	3,346
Amlin (A)	1,044,059	6,228
Antofagasta (A)	6,939	84
Aon	67,300	4,331
ARM Holdings (A)	76,927	928
Associated British Foods (A)	194,501	5,117
AstraZeneca (A)	90,226	4,254
Aviva (A)	1,216,259	6,251
Babcock International Group (A)	67,749	1,134
BAE Systems (A)	931,421	5,409
Balfour Beatty (A)	1,878,871	6,774
Barclays (A)	3,300,137	14,015
Barratt Developments *(A)	199,925	938
Berendsen (A)	22,894	258
BG Group (A)	945,533	16,023
BHP Billiton (A)	274,990	6,992
BP (A)	804,772	5,569
BP ADR	74,648	3,116
British American Tobacco (A)	221,780	11,343
British Land (A)(C)	13,964	120
British Sky Broadcasting Group (A)	4,321	52
BT Group, Cl A (A)	391,453	1,833
Bunzl (A)	345,890	6,727
Capita (A)	391,328	5,736
Carnival (A)	71,423	2,476
Centrica (A)	1,179,349	6,433
Compass Group (A)	72,416	923
Cranswick	3,030	53
Diageo (A)	325,136	9,298
Direct Line Insurance Group (A)	17,690	63
easyJet (A)	10,836	213
EnQuest *(A)	47,528	85
Experian (A)	319,374	5,535
Fresnillo (A)	7,112	96
GlaxoSmithKline (A)	130,045	3,242
Hammerson (A)(C)	31,709	234
Hargreaves Lansdown (A)	50,204	676
Home Retail Group (A)(B)	3,099,301	6,295
HSBC Holdings (A)	1,869,470	19,336
ICAP (A)	377,590	2,079
IMI (A)	21,573	405
Imperial Tobacco Group (A)	4,540	157
Inmarsat (A)	89,350	912

Description	Shares	Market Value ($ Thousands)

InterContinental Hotels Group (A)	22,921	$628
International Consolidated Airlines Group *(A)	1,200,999	4,804
Intertek Group (A)	36,019	1,597
Investec (A)	8,969	56
ITV (A)	601,102	1,278
J Sainsbury (A)	121,854	657
Johnson Matthey (A)	45,858	1,827
Land Securities Group (A)(C)	20,076	269
Legal & General Group (A)	615,761	1,600
Lloyds Banking Group *(A)	9,512,700	9,110
London Stock Exchange Group (A)	2,604	53
Michael Page International (A)	481,352	2,715
Micro Focus International (A)	26,141	281
Mondi (A)	107,590	1,336
National Grid (A)	6,120	69
Next (A)	35,457	2,449
Old Mutual (A)	430,658	1,179
Pearson (A)	1,437	26
Persimmon (A)	28,190	505
Petrofac (A)	498,235	9,044
Premier Oil (A)	830,451	4,201
Prudential (A)	542,791	8,835
QinetiQ Group (A)	261,900	717
Randgold Resources (A)	136	9
Reckitt Benckiser Group (A)	778	55
Reed Elsevier (A)	645,920	7,325
Rexam (A)	634,295	4,590
Rio Tinto (A)	135,295	5,487
Rolls-Royce Holdings (A)	333,961	5,734
Royal Bank of Scotland Group *(A)	194,702	806
Royal Dutch Shell ADR, Cl B	57,352	3,801
Royal Dutch Shell, Cl A (A)	410,507	13,088
Royal Dutch Shell, Cl B (A)	142,843	4,718
SABMiller (A)	136,991	6,549
Schroders (A)	52,860	1,750
Shire (A)	196,041	6,195
Smiths Group (A)	2,583	51
Standard Life (A)	483,191	2,536
Subsea 7 (A)	165,180	2,891
Synthomer (A)	47,167	138
Tate & Lyle (A)	51,930	650
Taylor Wimpey (A)	179,659	261
Tesco (A)	3,093,054	15,532
Travis Perkins (A)	5,868	130
Tullow Oil (A)	237,020	3,598
Unilever (A)	177,088	7,149
United Utilities Group (A)	8,091	84
Vodafone Group (A)	6,806,016	19,449
Weir Group (A)	6,564	214
Whitbread (A)	29,456	1,366
William Hill (A)	227,413	1,521
Wolseley (A)	55,533	2,555
WPP (A)	457,024	7,790
Xchanging	57,394	110

		356,668

United States — 1.0%
Alon USA Energy	34,694	502
Axis Capital Holdings	65,521	3,000

7	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Calamos Asset Management, Cl A	5,520	$58
Coleman Cable	2,158	39
Computer Sciences	69,089	3,024
Delek US Holdings	3,208	92
Exterran Holdings	9,258	260
Green Plains Renewable Energy *	2,959	39
John B Sanfilippo & Son	2,229	45
Manning & Napier, Cl A	4,985	88
Manpowergroup	29,599	1,622
Newmont Mining	123,700	3,705
Northrop Grumman	38,274	3,169
Renewable Energy Group *	18,207	259
Republic Airways Holdings *	17,467	198
RPX	10,803	181
TravelCenters of America *	16,525	181

		16,462

Total Common Stock (Cost $1,831,454) ($ Thousands)		1,923,904

PREFERRED STOCK — 0.7%

Brazil — 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	51,184	2,327

Germany — 0.6%
Bayerische Motoren Werke (A)	2,804	191
Draegerwerk (A)	2,624	359
Fuchs Petrolub (A)	1,156	92
Henkel (A)	36,065	3,382
Porsche (A)	8,641	666
ProSiebenSat.1 Media (A)	18,675	800
Sto (A)	314	47
Volkswagen (A)	29,218	5,893

		11,430

Total Preferred Stock (Cost $13,413) ($ Thousands)		13,757

U.S. TREASURY OBLIGATIONS (E)(F) — 0.3%
U.S. Treasury Bills
0.054%, 07/25/2013	$2,010	2,010
0.040%, 01/09/2014	4,516	4,514

Total U.S. Treasury Obligations (Cost $6,525) ($ Thousands)		6,524

	Number Of Rights

RIGHTS — 0.0%

France — 0.0%
Groupe Fnac, Expires
07/01/2013	1	3

Hong Kong — 0.0%
New World Development (A), Expires 07/01/2013	9,890	—

Total Rights (Cost $0) ($ Thousands)		3

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 4.1%
SEI Liquidity Fund, L.P.
0.100% †**(G)	85,229,286	$85,229

Total Affiliated Partnership (Cost $85,229) ($ Thousands)		85,229

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% †**	87,435,537	87,436

Total Cash Equivalent (Cost $87,436) ($ Thousands)		87,436

Total Investments — 102.0% (Cost $2,024,057) ($ Thousands)§		$2,116,853

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	919	Sep-2013	$(973)
FTSE 100 Index	294	Sep-2013	(675)
Hang Seng Index	35	Jul-2013	166
SPI 200 Index	81	Sep-2013	(59)
Topix Index	185	Sep-2013	354

			$(1,187)

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $2,075,392 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Investment in Affiliated Security.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2013 was $1,740,053 ($ Thousands) and represented 83.8% of Net Assets.

(B)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $79,614 ($ Thousands).

(C)	Real Estate Investment Trust.

(D)	Securities considered illiquid. The total market value of such securities as of June 30, 2013 was $0 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2013 was $85,229 ($ Thousands).

§	At June 30, 2013, the tax basis cost of the Fund’s investments was $2,024,057 ($ Thousands), and the unrealized appreciation and depreciation were $225,890 ($ Thousands) and ($133,094) ($ Thousands), respectively.

ADR — American Depositary Receipt
Cl — Class
DJ — Dow Jones
FTSE — Financial Times and the London Stock Exchange
GDR — Global Depositary Receipt
L.P. — Limited Partnership
Ser — Series
SPI — Share Price Index

8	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$195,281	$1,728,623	$—	$1,923,904
Preferred Stock	2,327	11,430	—	13,757
Rights	3	—	—	3
U.S. Treasury Obligations	—	6,524	—	6,524
Cash Equivalent	87,436	—	—	87,436
Affiliated Partnership	—	85,229	—	85,229

Total Investments in Securities	$285,047	$1,831,806	$—	$2,116,853

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(1,187)	$—	$—	$(1,187)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended June 30, 2013, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 87.8%

Argentina — 0.2%
Tenaris ADR	44,826	$1,805
YPF ADR	50,800	750

		2,555

Austria — 0.2%
Erste Group Bank (A)	27,622	735
IMMOFINANZ (A)	247,857	924

		1,659

Belgium — 0.1%
KBC Groep (A)	35,446	1,320

Brazil — 7.4%
ALL - America Latina Logistica	346,137	1,485
Arteris	127,716	1,150
B2W Cia Digital *	133,500	399
Banco Bradesco ADR	295,939	3,850
Banco do Brasil	225,380	2,254
Banco Santander Brasil	143,311	880
Banco Santander Brasil ADR	254,415	1,582
BM&FBovespa	517,384	2,871
BR Malls Participacoes	215,100	1,943
BR Properties	37,500	322
Brasil Insurance Participacoes e Administracao	209,600	2,081
Braskem ADR *(B)	212,017	3,155
BRF ADR	199,181	4,324
Cia Hering	117,397	1,676
Cielo	21,720	550
Cosan Industria e Comercio	36,589	712
Cyrela Brazil Realty Empreendimentos e Participacoes	570,667	3,960
Diagnosticos da America	148,100	774
Embraer ADR	64,478	2,379
Estacio Participacoes	341,100	2,492
Even Construtora e Incorporadora	155,300	560
Fibria Celulose ADR *(B)	262,885	2,915
Gafisa ADR *	259,481	651
Gerdau ADR	453,526	2,590
Gol Linhas Aereas Inteligentes ADR *(B)	231,245	775
Helbor Empreendimentos	107,214	422
Hypermarcas	387,960	2,550
JBS	367,600	1,067
Kroton Educacional	159,924	2,236
Localiza Rent a Car	92,633	1,323
Lojas Renner	26,700	772
M Dias Branco	1,821	70
Minerva *	42,200	197
MRV Engenharia e Participacoes	100,300	299
Petroleo Brasileiro	86,922	585
Petroleo Brasileiro ADR	310,765	4,170
Porto Seguro	27,800	304
Qualicorp *	201,100	1,547
Santos Brasil Participacoes	74,220	959
Souza Cruz	53,200	663
Sul America	37,282	222
Telefonica Brasil ADR	3,100	71
Tim Participacoes	98,200	364

Description	Shares	Market Value ($ Thousands)

Tim Participacoes ADR	280,800	$5,223
Totvs	196,569	3,093
Ultrapar Participacoes	59,200	1,428
Vale	69,292	914
Vale ADR, Cl B (B)	323,205	4,250

		79,059

Canada — 0.8%
Africa Oil *	172,056	1,150
Alamos Gold	104,000	1,256
Pacific Rubiales Energy	341,976	5,987

		8,393

Chile — 0.7%
Banco de Chile	4,281,175	620
Banco de Credito e Inversiones	12,572	743
Banco Santander Chile	47,986,083	2,964
Banco Santander Chile ADR	24,713	604
Cia Cervecerias Unidas ADR	13,260	380
Sociedad Quimica y Minera de Chile ADR	31,394	1,268
Vina Concha y Toro	220,544	433

		7,012

China — 11.8%
AAC Technologies Holdings (A)	1,028,480	5,770
Agricultural Bank of China (A)(B)	13,057,732	5,338
Anta Sports Products (A)	965,000	841
Baidu ADR *	101,800	9,623
Bank of China (A)	15,439,105	6,325
Bank of Communications (A)	2,404,347	1,541
China BlueChemical (A)	1,066,000	648
China Communications Construction (A)	359,000	279
China Communications Services (A)	1,238,000	777
China Construction Bank (A)	14,865,993	10,446
China Liansu Group Holdings (A)(B)	3,107,400	1,575
China Merchants Bank (A)	1,254,076	2,082
China Minsheng Banking (A)	479,500	467
China National Building Material (A)	1,454,000	1,293
China National Materials (A)	5,996,438	1,104
China Petroleum & Chemical ADR	13,000	1,189
China Petroleum & Chemical (A)	5,055,840	3,538
China Telecom (A)	4,154,000	1,981
China Vanke, Cl B (A)	1,664,790	2,958
China Wireless Technologies (A)	3,676,000	1,383
Chongqing Rural Commercial Bank (A)	2,288,612	962
Country Garden Holdings (A)(B)	4,408,000	2,291
Daphne International Holdings (A)	2,498,000	2,129
Dongfeng Motor Group (A)	96,000	127
Dongyue Group (A)	637,000	253
First Tractor (A)	3,319,600	1,815
Giant Interactive Group ADR	94,142	754
Great Wall Motor (A)(B)	571,679	2,447
Guangzhou R&F Properties (A)	744,800	1,067
Harbin Electric (A)	578,682	380
Huaneng Power International (A)	1,552,000	1,534

1	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Industrial & Commercial Bank of China (A)	20,277,449	$12,708
Inner Mongolia Yitai Coal, Cl B (A)	41,922	202
Jiangsu Expressway (A)	826,000	851
Jiangxi Copper (A)	619,000	1,046
Kingsoft (A)	297,000	488
Lumena Resources (A)(B)	2,422,000	450
New Oriental Education & Technology Group ADR	81,200	1,799
PetroChina (A)	1,808,119	1,961
PetroChina ADR	34,612	3,831
Ping An Insurance Group (A)(B)	466,500	3,114
Prince Frog International Holdings (A)	6,145,100	4,222
SINA *	35,800	1,995
SOHO China (A)(B)	1,720,528	1,363
Sohu.com *	55,700	3,432
Tencent Holdings (A)	99,947	3,902
Tingyi Cayman Islands Holding (A)	776,000	2,014
Travelsky Technology (A)	362,880	230
Tsingtao Brewery (A)(B)	308,000	2,195
Vipshop Holdings ADR *(B)	20,084	586
Zhejiang Expressway (A)	914,000	744
Zhuzhou CSR Times Electric (A)(B)	1,875,400	4,697
Zoomlion Heavy Industry Science and Technology (A)(B)	2,208,060	1,572

		126,319

Colombia — 0.6%
Almacenes Exito	49,200	815
Bancolombia ADR, Cl R	43,900	2,480
Ecopetrol	1,054,996	2,229
Ecopetrol ADR (B)	21,700	913

		6,437

Czech Republic — 0.4%
CEZ (A)	42,279	1,014
Komercni Banka (A)	15,610	2,898

		3,912

Hong Kong — 6.4%
Chaoda Modern Agriculture *(C)	2,056,181	—
China Everbright International (A)(B)	4,041,100	3,109
China High Precision Automation Group (C)	1,385,624	222
China Medical System Holdings (A)	1,402,500	1,248
China Mengniu Dairy (A)	1,366,815	4,879
China Mobile (A)	1,113,245	11,529
China Mobile ADR	45,840	2,373
China State Construction International Holdings (A)	3,870,984	5,995
China Unicom Hong Kong ADR	121,590	1,598
CNOOC (A)(B)	2,610,407	4,372
CNOOC ADR	11,610	1,944
COSCO Pacific (A)	4,921	6
Guangdong Investment (A)	584,000	506
Haier Electronics Group (A)	1,655,800	2,630
Hengdeli Holdings (A)(B)	8,075,200	1,832
Kunlun Energy (A)	864,000	1,525

Description	Shares	Market Value ($ Thousands)

KWG Property Holding (A)	791,870	$412
Lenovo Group (A)	2,950,613	2,656
Samsonite International (A)	979,452	2,347
Sands China (A)	798,100	3,729
Shougang Fushan Resources Group (A)(B)	4,732,000	1,827
Sino Biopharmaceutical (A)	340,000	220
SJM Holdings (A)	1,081,405	2,624
Skyworth Digital Holdings (A)	2,888,000	1,450
Sunny Optical Technology Group (A)(B)	882,307	1,057
Techtronic Industries (A)	1,526,000	3,623
Vinda International Holdings (A)(B)	1,787,000	1,820
Xinyi Glass Holdings (A)(B)	3,088,944	2,393

		67,926

Hungary — 0.2%
EGIS Pharmaceuticals (A)	1,778	172
MOL Hungarian Oil & Gas (A)	8,862	661
OTP Bank (A)	63,537	1,329

		2,162

India — 6.3%
Adani Ports and Special Economic Zone (A)	636,362	1,607
Asian Paints (A)	23,825	1,854
Axis Bank (A)	81,654	1,811
Ballarpur Industries (A)	526,243	117
Bank of Baroda (A)	50,827	488
Bharti Infratel (A)	276,499	707
Cairn India (A)	1,795,505	8,738
Chambal Fertilizers & Chemicals (A)	444,397	270
Cummins India (A)	236,330	1,812
Dabur India	365,544	956
Dena Bank (A)	141,420	165
DLF (A)	482,001	1,462
Glenmark Pharmaceuticals (A)	212,706	1,956
Godrej Consumer Products	146,575	2,020
Grasim Industries (A)	29,688	1,375
HCL Technologies (A)	227,729	2,964
HDFC Bank ADR	80,700	2,925
Hexaware Technologies (A)	162,156	236
ICICI Bank ADR	187,654	7,178
Idea Cellular *(A)	785,226	1,869
Indiabulls Housing Finance *(C)	209,523	963
Larsen & Toubro (A)	57,635	1,360
Mahindra & Mahindra GDR	93,503	1,528
Maruti Udyog (A)	124,303	3,209
McLeod Russel India (A)	20,755	101
Muthoot Finance (A)	66,500	115
Oil & Natural Gas (A)	328,569	1,821
Oil India (A)	19,676	190
Petronet LNG (A)	455,705	953
Reliance Industries GDR (D)	229,111	6,584
Rural Electrification (A)	358,460	1,206
Shriram Transport Finance (A)	253,305	3,021
State Bank of India (A)	35,337	1,156
Sun TV Network (A)	203,446	1,297
Tata Chemicals	106,092	503
UCO Bank (A)	227,884	236
Yes Bank (A)	291,250	2,251

2	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

		$67,004

Indonesia — 2.5%
AKR Corporindo (A)	1,800,800	956
Aneka Tambang (A)	2,719,394	274
Astra Agro Lestari (A)	244,899	484
Bank Bukopin (A)	3,700,948	268
Bank Mandiri (A)	2,064,500	1,862
Bank Rakyat Indonesia Persero (A)	6,365,951	4,943
Holcim Indonesia (A)	560,662	138
Indo Tambangraya Megah (A)	109,000	308
Indocement Tunggal Prakarsa (A)	345,770	849
Indofood CBP Sukses Makmur (A)	388,934	476
Indofood Sukses Makmur (A)	1,337,000	986
Japfa Comfeed Indonesia (A)	2,561,155	414
Kalbe Farma (A)	5,782,465	835
Perusahaan Gas Negara Persero (A)	1,645,500	951
Perusahaan Perkebunan London Sumatra Indonesia (A)	3,319,911	573
Semen Indonesia Persero (A)	1,463,200	2,513
Surya Semesta Internusa (A)	1,359,000	177
Tambang Batubara Bukit Asam (A)	1,567,500	2,086
Telekomunikasi Indonesia (A)	3,714,116	4,136
Tower Bersama Infrastructure *(A)	848,000	443
United Tractors (A)	665,681	1,215
XL Axiata (A)	2,978,500	1,445

		26,332

Ireland — 0.1%
Kenmare Resources *(A)	2,535,148	945

Israel — 0.4%
Teva Pharmaceutical Industries ADR	112,900	4,426

Malaysia — 3.1%
Affin Holdings (A)	96,100	132
Alliance Financial Group	520,900	874
AMMB Holdings (A)	946,000	2,193
Axiata Group (A)	1,274,336	2,669
Berjaya Sports Toto	331,794	459
British American Tobacco Malaysia (A)	36,951	695
Bursa Malaysia (A)	429,500	1,026
CIMB Group Holdings (A)	62,900	164
Digi.Com (A)	461,001	693
DRB-Hicom (A)	1,096,472	932
Genting Malaysia (A)	736,056	904
Hong Leong Financial Group (A)	95,200	434
KLCC Property Holdings	116,900	252
Kulim Malaysia	300,000	327
Lafarge Malaysia	51,587	166
Malayan Banking (A)	1,148,100	3,767
Malaysia Building Society (A)	563,527	547
Media Prima (A)	151,347	133
Parkson Holdings	520,718	643
RHB Capital (A)	1,112,200	3,030
Sapurakencana Petroleum *(A)	1,453,300	1,875

Description	Shares	Market Value ($ Thousands)

Telekom Malaysia	302,876	$518
Tenaga Nasional (A)	424,400	1,113
Top Glove	1,505,328	2,973
UEM Sunrise (A)	3,552,900	3,495
UMW Holdings (A)	794,583	3,662

		33,676

Mexico — 5.3%
Alfa, Cl A	1,288,820	3,083
America Movil, Ser L	1,859,074	2,012
America Movil ADR, Ser L	107,875	2,346
Arca Continental	286,600	2,185
Cemex ADR *	363,824	3,849
Compartamos	428,700	736
Empresas ICA *	456,824	859
Empresas ICA ADR *	164,780	1,241
Fibra Uno Administracion, Cl REIT (E)	326,200	1,090
Fomento Economico Mexicano ADR	30,455	3,143
Genomma Lab Internacional, Cl B *(B)	2,498,239	4,908
Gruma, Cl B *	327,283	1,480
Grupo Aeroportuario del Pacifico, Cl B	76,600	388
Grupo Carso, Ser A1	211,200	1,002
Grupo Financiero Banorte, Cl O	639,919	3,803
Grupo Financiero Inbursa, Cl O	433,000	947
Grupo Financiero Santander Mexico ADR *	92,178	1,310
Grupo Herdez	32,875	104
Grupo Mexico, Ser B	1,618,191	4,659
Grupo Sanborns *(B)	790,143	1,754
Grupo Televisa ADR	297,873	7,399
Industrias, Cl B *	48,333	318
Industrias Penoles	39,365	1,167
Inmobiliaria Vesta	448,200	884
Kimberly-Clark de Mexico, Cl A	1,086,300	3,544
Wal-Mart de Mexico, Ser V	895,457	2,497

		56,708

Netherlands — 0.6%
Yandex, Cl A *	233,100	6,440

Peru — 0.4%
Credicorp	33,300	4,261
Intercorp Financial Services	6,333	209

		4,470

Philippines — 0.9%
Aboitiz Equity Ventures (A)	941,700	1,092
Alliance Global Group *(A)	1,177,788	633
Bank of the Philippine Islands (A)	270,660	601
BDO Unibank (A)	632,633	1,240
International Container Terminal Services (A)	1,032,894	2,070
Manila Electric (A)	45,090	343
Megaworld (A)	7,872,000	599
Nickel Asia (A)	898,563	321
Rizal Commercial Banking (A)	66,500	88
SM Investments (A)	65,173	1,606
Universal Robina (A)	340,444	982

		9,575

3	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Poland — 0.6%
KGHM Polska Miedz (A)	34,221	$1,241
PGE (A)	228,262	1,055
Polski Koncern Naftowy Orlen *(A)	76,566	1,070
Powszechna Kasa Oszczednosci Bank Polski (A)	257,660	2,753
Powszechny Zaklad Ubezpieczen (A)	6,990	859

		6,978

Russia — 6.7%
Alliance Oil *(A)	216,223	1,176
Etalon Group GDR *(D)	56,800	195
Eurasia Drilling GDR	120,974	4,499
Gazprom ADR	478,282	3,142
Globaltrans Investment GDR	371,933	5,110
Lukoil ADR	130,383	7,513
Magnit GDR (A)	106,163	6,060
MegaFon GDR	57,900	1,814
MMC Norilsk Nickel ADR (A)	40,225	580
Mobile Telesystems ADR	206,585	3,913
NovaTek GDR	48,538	5,793
Phosagro GDR	99,993	1,218
QIWI ADR	86,229	2,001
Rosneft GDR (A)	24,071	165
Rosneft Oil GDR (A)	514,247	3,519
Sberbank of Russia ADR	1,330,508	15,199
Severstal GDR (A)	50,513	322
Surgutneftegas ADR	42,074	329
Tatneft ADR	36,213	1,315
TMK GDR (A)	226,186	2,615
Uralkali GDR	7,999	264
VTB Bank GDR (A)	1,102,203	3,116
X5 Retail Group GDR *	117,814	2,131

		71,989

Singapore — 0.2%
Asian Pay Television Trust *	3,260,600	2,185
China Yuchai International	23,061	407

		2,592

South Africa — 5.0%
ABSA Group (A)	46,627	697
African Bank Investments (A)(B)	211,482	347
Anglo American Platinum (A)	22,479	668
ArcelorMittal South Africa (A)(B)	151,530	487
AVI (A)	117,990	708
Barloworld (A)	218,676	1,795
Bidvest Group (A)	80,239	1,979
Exxaro Resources (A)	133,022	1,953
FirstRand (A)	368,375	1,073
Gold Fields (A)	96,528	504
Impala Platinum Holdings (A)	45,655	428
Imperial Holdings (A)	84,920	1,795
Kumba Iron Ore (A)(B)	36,819	1,711
Liberty Holdings (A)	101,813	1,228
Life Healthcare Group Holdings (A)	969,596	3,662
Mondi (A)	47,838	606
MTN Group (A)	409,741	7,589
Naspers, Cl N (A)	66,835	4,912
Nedbank Group (A)	6,968	123
Netcare (A)	241,003	559

Description	Shares	Market Value ($ Thousands)

Redefine Properties	594,896	$629
Remgro (A)	77,924	1,491
Reunert	83,587	581
RMB Holdings (A)	77,429	308
Sanlam (A)	243,278	1,126
Sasol (A)	108,172	4,689
Sasol ADR	43,775	1,896
Shoprite Holdings (A)	129,425	2,421
Spar Group (A)	88,781	1,073
Standard Bank Group (A)	385,421	4,325
Tiger Brands (A)	3,802	113
Truworths International (A)	42,681	374
Vodacom Group (A)(B)	136,932	1,447

		53,297

South Korea — 11.0%
AMOREPACIFIC Group (A)	1,313	400
Chong Kun Dang Pharm (A)	17,894	865
Coway (A)	83,105	4,038
Daelim Industrial (A)	10,365	781
Daesang (A)	29,561	803
Daou Technology (A)	36,073	516
Dongbu Insurance (A)	26,310	1,110
Doosan (A)	1,255	141
Grand Korea Leisure (A)	21,234	656
GS Home Shopping (A)	3,261	675
Halla Visteon Climate Control (A)	28,050	887
Hana Financial Group (A)	15,780	457
Hankook Tire (A)	35,219	1,622
Hyundai Marine & Fire Insurance (A)	77,483	2,052
Hyundai Motor (A)	22,711	4,454
Hyundai Wia (A)	12,224	1,807
Industrial Bank of Korea (A)	157,240	1,500
Kangwon Land (A)	35,910	990
KB Financial Group ADR	112,725	3,340
KCC (A)	14,253	4,075
Kia Motors (A)	38,609	2,085
KT (A)	18,230	570
KT ADR	177,090	2,748
KT Skylife (A)	58,142	1,908
KT&G (A)	48,538	3,149
LG Display (A)	46,270	1,104
LG Display ADR (B)	121,740	1,445
LG Electronics (A)	22,409	1,424
Lock & Lock (A)	82,860	1,435
Lotte Chilsung Beverage (A)	1,953	2,352
Lotte Confectionery (A)	1,617	2,270
Lotte Shopping (A)	5,532	1,713
Nong Shim (A)	1,266	293
POSCO (A)	6,841	1,783
S1, Cl 1 (A)	9,624	528
Samsung Electronics (A)	30,737	35,926
Samsung Engineering (A)	6,257	403
Samsung Fire & Marine Insurance (A)	2,452	499
Samsung Heavy Industries (A)	58,335	1,815
Samsung Life Insurance (A)	21,625	2,041
Seah Besteel (A)	10,424	282
SFA Engineering (A)	31,440	1,572
Shinhan Financial Group (A)	39,934	1,309
SK Holdings (A)	17,206	2,545
SK Hynix (A)	95,090	2,581

4	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

SK Telecom (A)	9,928	$1,826
SK Telecom ADR (B)	355,673	7,231
Sung Kwang Bend (A)	131,653	3,010
Taekwang Industrial (A)	109	91

		117,107

Spain — 0.4%
Cemex Latam Holdings *	598,324	3,966

Taiwan — 8.2%
Asustek Computer (A)	216,740	1,854
Catcher Technology (A)	657,000	3,396
Chailease Holding (A)	341,000	798
Chicony Electronics (A)	155,438	404
China Motor (A)	637,000	560
China Steel Chemical (A)	209,800	1,041
Chong Hong Construction (A)	102,000	367
Chunghwa Telecom (A)	445,056	1,489
Cleanaway (A)	179,000	1,361
Elan Microelectronics (A)	756,000	1,685
Farglory Land Development (A)	828,043	1,516
Formosa Taffeta (A)	88,000	83
Fubon Financial Holding (A)	2,808,000	3,814
Giant Manufacturing (A)	28,000	192
Highwealth Construction (A)	275,000	575
Hon Hai Precision Industry (A)	1,986,753	4,856
HTC (A)	135,000	1,070
Huaku Development (A)	197,196	567
Kinik (A)	684,000	1,172
Kinsus Interconnect Technology *(A)	142,000	537
Lextar Electronics (A)	1,761,000	1,571
Lite-On Technology (A)	1,542,478	2,696
MediaTek (A)	289,000	3,332
Merida Industry (A)	134,750	796
MStar Semiconductor (A)	195,000	1,398
Nan Ya Printed Circuit Board (A)	265,000	344
Pegatron *(A)	1,128,738	1,854
Phison Electronics (A)	215,000	1,759
Pou Chen (A)	1,201,000	1,134
Powertech Technology (A)	296,000	552
President Chain Store (A)	361,652	2,364
Quanta Computer (A)	586,000	1,260
Radiant Opto-Electronics (A)	822,272	2,682
Realtek Semiconductor (A)	559,380	1,317
Simplo Technology (A)	412,094	1,776
Sunspring Metal	147,000	316
Taishin Financial Holding (A)	2,692,220	1,182
Taiwan Semiconductor Manufacturing (A)	3,577,790	12,952
Taiwan Semiconductor Manufacturing ADR	387,747	7,104
Teco Electric and Machinery (A)	2,439,000	2,428
TPK Holding (A)	185,000	2,943
Transcend Information (A)	473,000	1,459
Tripod Technology (A)	69,000	148
Uni-President Enterprises (A)	1,670,680	3,248
United Microelectronics (A)	3,115,000	1,491
United Microelectronics ADR	1,081,500	2,520

		87,963

Thailand — 2.6%
Airports of Thailand (A)	193,200	1,044

Description	Shares	Market Value ($ Thousands)

Amata (A)	508,500	$297
Bangkok Bank (A)	226,100	1,476
Bangkok Bank Foreign (A)	354,300	2,360
Bangkok Bank NVDR (A)(B)	247,561	1,616
Bangkok Expressway (A)	148,400	170
CP ALL (A)	606,982	760
CP Seven Eleven PCL (A)(B)	795,422	997
Electricity Generating (A)	40,800	177
Kasikornbank NVDR (A)(B)	431,300	2,633
Kiatnakin Bank (A)	322,444	548
Krung Thai Bank (A)	196,350	128
Krung Thai Bank NVDR (A)	3,757,377	2,442
Land and Houses (A)	4,212,400	1,531
PTT	438,250	4,713
PTT Global Chemical (A)	565,100	1,248
Ratchaburi Electricity Generating Holding (A)	307,200	509
Siam Commercial Bank (A)	192,500	1,060
Siam Makro	16,888	423
Thai Airways International (A)	482,400	383
Thai Beverage (A)(B)	941,068	437
Thai Oil (A)	783,000	1,579
Thanachart Capital (A)	865,500	1,068

		27,599

Turkey — 2.2%
Anadolu Efes Biracilik Ve Malt Sanayii (A)	116,335	1,687
Arcelik (A)	58,096	384
Aselsan Elektronik Sanayi Ve Ticaret (A)	521,708	2,290
Asya Katilim Bankasi *(A)	661,378	613
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret (A)	158,566	171
Emlak Konut Gayrimenkul Yatirim Ortakligi, Cl REIT (A)(E)	1,577,224	2,221
Enka Insaat ve Sanayi (A)	73,721	185
Eregli Demir ve Celik Fabrikalari (A)	1,097,295	1,130
Ford Otomotiv Sanayi (A)	88,044	1,214
Koza Altin Isletmeleri (A)	46,188	563
Netas Telekomunikasyon (A)	131,187	614
TAV Havalimanlari Holding (A)	275,964	1,613
Tekfen Holding (A)	425,645	1,454
Tofas Turk Otomobil Fabrikasi (A)	140,219	874
Tupras Turkiye Petrol Rafinerileri (A)	34,662	846
Turk Telekomunikasyon (A)	264,703	1,024
Turkcell Iletisim Hizmetleri *(A)	92,584	532
Turkcell Iletisim Hizmetleri ADR *	100,735	1,448
Turkiye Garanti Bankasi (A)	349,481	1,523
Turkiye Sise ve Cam Fabrikalari (A)	2,154,376	3,012
Ulker Biskuvi Sanayi (A)	92,970	674

		24,072

United Arab Emirates — 0.2%
Dragon Oil (A)	227,538	1,974

United Kingdom — 1.3%
Afren *(A)	936,803	1,842
Anglo American ADR	72,740	700

5	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

BG Group (A)	137,535	$2,331
Hikma Pharmaceuticals (A)	207,542	2,995
Old Mutual (A)	660,470	1,808
SABMiller (A)	58,415	2,818
Tullow Oil (A)	67,807	1,029

		13,523

United States — 1.0%
Avon Products	133,700	2,812
First Cash Financial Services *	40,100	1,973
Freeport-McMoRan Copper & Gold	59,600	1,645
Yahoo!	166,700	4,186

		10,616

Total Common Stock (Cost $926,363) ($ Thousands)		938,006

EXCHANGE TRADED FUNDS — 4.9%

Hong Kong — 0.1%
iShares FTSE A50 China Index Fund	873,908	1,015

United States — 4.8%
iPath MSCI India Index ETN	120,104	6,428
iShares MSCI Emerging Markets ETF	1,150,740	44,384

		50,812

Total Exchange Traded Funds (Cost $53,159) ($ Thousands)		51,827

PREFERRED STOCK — 3.4%

Brazil — 3.4%
Banco Daycoval	14,900	61
Banco do Estado do Rio Grande do Sul	342,256	2,310
Bradespar	41,339	375
Cia Brasileira de Distribuicao Grupo Pao de Acucar	5,000	226
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	97,230	4,420
Cia de Bebidas das Americas	53,200	2,005
Cia de Bebidas das Americas ADR	130,722	4,883
Cia Energetica de Minas Gerais	1	—
Cia Energetica de Sao Paulo	142,300	1,245
Cia Paranaense de Energia	67,800	847
Investimentos Itau	344,090	1,287
Itau Unibanco Holding	55,140	719
Itau Unibanco Holding ADR	181,596	2,346
Klabin	119,214	592
Marcopolo	473,600	2,740
Petroleo Brasileiro	248,116	1,823
Petroleo Brasileiro ADR, Cl A	336,164	4,928
Vale, Cl A	91,014	1,115
Vale ADR, Cl B	367,097	4,464

Total Preferred Stock (Cost $41,328) ($ Thousands)		36,386

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/2049 (F)	$8	$—

Total Debenture Bond (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P.
0.090% †**(G)	45,124,437	45,124

Total Affiliated Partnership (Cost $45,124) ($ Thousands)		45,124

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% †**	14,712,981	14,713

Total Cash Equivalent (Cost $14,713) ($ Thousands)		14,713

Total Investments — 101.7% (Cost $1,080,687) ($ Thousands)§		$1,086,056

Percentages are based on a Net Assets of $1,067,708 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Investment in Affiliated Security.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2013 was $631,527 ($ Thousands) and represented 59.1% of Net Assets.

(B)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $41,892 ($ Thousands).

(C)	Securities considered illiquid. The total market value of such securities as of June 30, 2013 was $1,185 ($ Thousands) and represented 0.1% of Net Assets.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Real Estate Investment Trust.

(F)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2013.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2013 was $45,124 ($ Thousands).

§	At June 30, 2013, the tax basis cost of the Fund’s investments was $1,080,687
($ Thousands), and the unrealized appreciation and depreciation were $97,684
($ Thousands) and ($92,315) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

FTSE — Financial Times and the London Stock Exchange

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

Ser — Series

6	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$305,294	$631,527	$1,185	$938,006
Exchange Traded Funds	51,827	—	—	51,827
Preferred Stock	36,386	—	—	36,386
Debenture Bond	—	—	—	—
Affiliated Partnership	—	45,124	—	45,124
Cash Equivalent	14,713	—	—	14,713

Total Investments in Securities	$408,220	$676,651	$1,185	$1,086,056

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended June 30, 2013, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to a change in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 92.4%

Australia — 2.7%
Australia & New Zealand Banking Group MTN
3.625%, 07/18/2022	EUR	300	$434
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022	EUR	230	318
2.625%, 01/12/2017	EUR	245	336
Government of Australia
6.000%, 02/15/2017		2,600	2,637
5.750%, 07/15/2022		700	740
5.500%, 01/21/2018		2,110	2,132
5.500%, 04/21/2023		160	167
4.250%, 07/21/2017		1,350	1,297
Government of Australia, Ser 122
5.250%, 03/15/2019		1,400	1,416
Government of Australia, Ser 124
5.750%, 05/15/2021		1,900	1,995
National Australia Bank MTN
1.875%, 01/13/2023	EUR	220	275
Queensland Treasury, Ser 17
6.000%, 09/14/2017		780	787
Suncorp-Metway
5.125%, 10/27/2014	GBP	235	373
Westpac Banking MTN
1.375%, 04/17/2020		230	289

			13,196

Austria — 1.1%
Republic of Austria
3.900%, 07/15/2020		75	113
3.650%, 04/20/2022		290	429
3.200%, 02/20/2017		600	847
1.950%, 06/18/2019		2,820	3,788
Republic of Austria, Ser 97-6
6.250%, 07/15/2027		225	422

			5,599

Belgium — 3.7%
Anheuser-Busch InBev MTN
8.625%, 01/30/2017		200	327
2.875%, 09/25/2024		650	841
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035		500	813
Kingdom of Belgium, Ser 47
3.250%, 09/28/2016		7,340	10,266
Kingdom of Belgium, Ser 49
4.000%, 03/28/2017		230	331
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020		231	335
Kingdom of Belgium, Ser 65
4.250%, 09/28/2022		250	373
Kingdom of Belgium, Ser 67
3.000%, 09/28/2019		1,680	2,341
Kingdom of Belgium, Ser 69
1.250%, 06/22/2018		1,650	2,118

			17,745

Brazil — 0.4%
BRF
3.950%, 05/22/2023 (A)	USD	410	361
Cosan
5.000%, 03/14/2023 (A)		240	228

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

ESAL GmbH
6.250%, 02/05/2023 (A)	USD	400	$365
Gerdau Trade
5.750%, 01/30/2021 (A)	USD	101	99
4.750%, 04/15/2023 (A)	USD	200	184
Petrobras Global Finance
4.375%, 05/20/2023		175	161
4.250%, 10/02/2023		153	198
Raisen Energy Finance
7.000%, 02/01/2017	USD	270	298
Vale Overseas
4.375%, 01/11/2022	USD	314	298

			2,192

Canada — 4.6%
Bell Canada MTN
5.000%, 02/15/2017		270	276
Canada Housing Trust No. 1
4.100%, 12/15/2018		1,390	1,442
2.050%, 06/15/2017		2,470	2,357
CDP Financial
4.400%, 11/25/2019 (A)	USD	850	935
Government of Canada
5.750%, 06/01/2033		1,415	1,926
5.000%, 06/01/2037		1,300	1,675
4.250%, 06/01/2018		715	755
4.000%, 06/01/2041		280	321
3.750%, 06/01/2019		800	832
3.500%, 06/01/2020		1,995	2,056
3.500%, 06/01/2020		710	732
2.750%, 06/01/2022		800	782
2.250%, 08/01/2014		800	767
1.500%, 03/01/2017		1,500	1,417
1.500%, 09/01/2017		805	756
1.250%, 03/01/2018		940	870
Province of British Columbia
3.250%, 12/18/2021		1,150	1,112
Province of Manitoba Canada
3.850%, 12/01/2021		710	712
Province of Ontario Canada
3.150%, 06/02/2022		2,000	1,888
Royal Bank of Canada, Ser 2 MTN
4.625%, 01/22/2018	EUR	252	379
TransCanada PipeLines
2.500%, 08/01/2022	USD	300	277

			22,267

China — 0.1%
Baidu
2.250%, 11/28/2017	USD	200	194
CNOOC Finance
1.750%, 05/09/2018	USD	204	195
Talent Yield Investments
4.500%, 04/25/2022 (A)	USD	310	302

			691

Colombia — 0.0%
Pacific Rubiales Energy
5.125%, 03/28/2023 (A)	USD	123	116

Czech Republic — 0.5%
Government of Czech Republic
4.600%, 08/18/2018		33,500	1,919

1	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Government of Czech Republic, Ser 51
4.000%, 04/11/2017		8,050	$441

			2,360

Denmark — 1.6%
Danske Bank
5.375%, 09/29/2021 (B)	GBP	170	256
3.500%, 04/16/2018	EUR	155	222
DONG Energy MTN
5.750%, 04/09/2040	GBP	200	338
Kingdom of Denmark
4.500%, 11/15/2039		1,300	319
4.000%, 11/15/2017		8,915	1,773
3.125%, 03/17/2014	EUR	500	663
3.000%, 11/15/2021		21,800	4,243

			7,814

Finland — 2.1%
Elisa MTN
2.250%, 10/04/2019		300	388
Government of Finland
4.375%, 07/04/2019		400	613
3.375%, 04/15/2020		2,080	3,037
3.125%, 09/15/2014		4,300	5,791
Nordea Bank Finland MTN
2.375%, 07/17/2017		190	259
2.250%, 05/03/2019		170	230

			10,318

France — 7.7%
Arkema
3.850%, 04/30/2020		200	279
Banque Federative du Credit Mutuel MTN
2.000%, 09/19/2019		400	513
BNP Paribas MTN
4.730%, 04/12/2049 (B)		300	374
2.500%, 08/23/2019		350	461
2.375%, 09/14/2017	USD	445	441
BPCE SFH MTN
3.625%, 05/12/2016		100	140
2.750%, 02/16/2017		300	412
Caisse Francaise de Financement Local MTN
4.500%, 04/27/2015		380	528
3.750%, 05/18/2016		225	316
Cie de Financement Foncier MTN
4.625%, 09/23/2017		575	851
4.250%, 01/19/2022		300	449
Credit Agricole Home Loan SFH MTN
2.875%, 09/09/2016		300	413
Credit Logement
1.359%, 03/29/2049 (B)		350	296
Dexia Credit Local MTN
2.625%, 01/21/2014		300	395
0.756%, 04/29/2014 (B)	USD	410	410
Electricite de France MTN
6.500%, 01/26/2019 (A)	USD	250	296
5.500%, 10/17/2041	GBP	100	156
5.375%, 12/12/2049 (B)		100	133
5.250%, 12/29/2049 (B)	USD	120	115
4.125%, 03/25/2027		100	141

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Eutelsat
5.000%, 01/14/2019		200	$296
French Treasury Note
2.500%, 01/15/2015		1,145	1,539
2.000%, 07/12/2015		1,180	1,585
1.000%, 07/25/2017		235	306
0.750%, 09/25/2014		400	523
Government of France
5.000%, 10/25/2016		1,760	2,606
4.750%, 04/25/2035		60	97
4.500%, 04/25/2041		1,060	1,677
3.250%, 05/25/2045		380	481
3.000%, 10/25/2015		4,150	5,716
3.000%, 04/25/2022		555	771
1.750%, 05/25/2023		8,000	9,841
1.000%, 05/25/2018		2,240	2,883
HSBC SFH France MTN
2.000%, 10/16/2023		700	880
Iliand
4.875%, 06/01/2016		300	418
RCI Banque
3.400%, 04/11/2014 (A)	USD	250	253
Societe Generale SFH MTN
3.250%, 06/06/2016		400	556
Societe Generale MTN
5.750%, 04/20/2016 (A)	USD	111	118
3.875%, 12/17/2015	GBP	100	159

			37,824

Germany — 9.2%
Allianz Finance II MTN
3.500%, 02/14/2022		300	421
Bavarian Sky
0.362%, 06/20/2020 (B)		800	1,040
BMW Finance MTN
3.375%, 12/14/2018	GBP	250	399
Bundesobligation
0.500%, 02/23/2018		960	1,236
0.500%, 04/07/2017		910	1,182
0.250%, 04/13/2018		1,350	1,714
Bundesrepublik Deutschland
2.500%, 07/04/2044		3,715	4,849
2.000%, 01/04/2022		685	928
1.500%, 05/15/2023		270	343
1.500%, 02/15/2023		5,195	6,632
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		475	898
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		2,260	4,068
Bundesrepublik Deutschland, Ser 04
3.750%, 01/04/2015		200	274
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/2017		750	1,118
4.000%, 01/04/2018		50	75
Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/2040		25	47
4.250%, 07/04/2018		100	152

2	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Bundesschatzanweisungen
0.250%, 03/13/2015		1,900	$2,473
Deutsche Bank MTN
1.399%, 12/15/2015 (B)	GBP	280	414
Deutsche Postbank MTN
3.750%, 02/12/2014		800	1,062
Deutsche Telekom International Finance
8.875%, 11/27/2028	GBP	160	356
Deutschland Inflation Linked Bond
1.500%, 04/15/2016		3,243	4,434
E.ON International Finance
5.800%, 04/30/2018 (A)	USD	150	174
Euro Zone Inflation Linked Bond
0.750%, 04/15/2018		1,324	1,803
Hypothekenbank Frankfurt MTN
2.875%, 01/19/2016		160	219
K+S
5.000%, 09/24/2014		350	478
KFW MTN
4.750%, 08/12/2015	SEK	6,000	948
4.375%, 10/11/2013		1,050	1,381
4.375%, 07/04/2018		465	700
3.875%, 01/21/2019		575	853
3.375%, 08/30/2017	CHF	370	437
0.875%, 11/15/2013		1,625	2,118
Linde Finance MTN
3.875%, 06/01/2021		450	660
Muenchener Rueckversicherungs MTN
6.250%, 05/26/2042 (B)		200	299
RWE
7.000%, 10/12/2072 (B)	USD	224	241
Vier Gas Transport Gmbh MTN
2.875%, 06/12/2025		200	254
2.000%, 06/12/2020		250	322
Volta Electricity
4.172%, 02/16/2017		300	385

			45,387

Indonesia — 0.1%
Pertamina Persero
6.000%, 05/03/2042 (A)		380	355

Ireland — 0.3%
Bank of Ireland MTN
4.000%, 01/28/2015		250	333
GE Capital UK Funding MTN
4.375%, 07/31/2019	GBP	810	1,309

			1,642

Italy — 6.4%
Edison MTN
3.875%, 11/10/2017		600	843
Enel Finance International MTN
4.875%, 03/11/2020		100	139
3.875%, 10/07/2014 (A)	USD	350	358
Intesa Sanpaolo MTN
4.875%, 07/10/2015		300	410
4.000%, 11/09/2017		368	483
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/2027		500	759
6.000%, 05/01/2031		675	987

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

5.500%, 11/01/2022		150	$209
5.000%, 03/01/2022		1,500	2,049
5.000%, 09/01/2040		1,415	1,835
4.750%, 05/01/2017		2,090	2,869
4.750%, 09/01/2021		4,045	5,483
4.750%, 09/01/2044		355	440
4.500%, 02/01/2018		90	123
4.500%, 03/01/2019		400	540
4.250%, 02/01/2015		2,325	3,135
3.500%, 06/01/2014		1,150	1,524
3.500%, 11/01/2017		460	603
1.700%, 09/15/2018		6,150	7,625
Telecom Italia MTN
4.000%, 01/21/2020		400	505
UniCredit MTN
6.950%, 10/31/2022		100	133
6.375%, 10/16/2018 (B)	GBP	100	147
Unione di Banche Italiane MTN
4.500%, 02/22/2016		200	276

			31,475

Japan — 21.0%
Government of Japan 5 Year Bond
0.300%, 03/20/2018		205,000	2,065
0.200%, 09/20/2017		850,000	8,539
0.100%, 03/20/2018		125,000	1,247
Government of Japan 5 Year Bond, Ser 95
0.600%, 03/20/2016		398,950	4,065
Government of Japan 5 Year Bond, Ser 108
0.100%, 12/20/2017		315,000	3,147
Government of Japan 10 Year Bond
1.500%, 06/20/2018		20,000	213
0.600%, 03/20/2023		56,750	559
Government of Japan 10 Year Bond, Ser 275
1.400%, 12/20/2015		626,600	6,503
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/2018		374,100	3,956
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/2019		235,300	2,519
Government of Japan 10 Year Bond, Ser 303
1.400%, 09/20/2019		774,500	8,244
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/2020		1,096,000	11,577
Government of Japan 10 Year Bond, Ser 313
1.300%, 03/20/2021		750,000	7,899
Government of Japan 10 Year Bond, Ser 316
1.100%, 06/20/2021		240,550	2,493
Government of Japan 10 Year Bond, Ser 318
1.000%, 09/20/2021		95,000	976

3	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Government of Japan 10 Year Bond, Ser 327
0.800%, 12/20/2022		275,000	$2,762
Government of Japan 20 Year Bond
1.500%, 03/20/2033		90,000	877
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/2020		629,450	7,190
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/2022		257,000	2,853
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027		527,450	5,896
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		54,200	611
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/2029		420,000	4,644
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031		55,000	580
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		34,850	352
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		343,000	3,400
Government of Japan 30 Year Bond
1.800%, 03/20/2043		14,350	143
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		103,250	1,171
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		315,500	3,514
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		167,000	1,752
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/2041		30,000	328
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		15,000	157
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		40,400	413
Japan Finance Organization for Municipalities
4.500%, 05/27/2014	EUR	450	606
Japan Treasury Bill
0.000%, 07/10/2013 (C)		160,000	1,611
ORIX
4.710%, 04/27/2015	USD	135	142

			103,004

Malaysia — 0.2%
Malaysia Government Bond
5.734%, 07/30/2019		900	317

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

3.418%, 08/15/2022		445	$138
Petronas Capital
5.250%, 08/12/2019 (A)	USD	410	448

			903

Mexico — 0.4%
America Movil
3.000%, 07/12/2021	EUR	225	295
Grupo KUO De
6.250%, 12/04/2022 (A)	USD	300	307
Mexican Bonos, Ser M10
7.750%, 12/14/2017		19,166	1,622

			2,224

Netherlands — 5.2%
ABN AMRO Bank MTN
4.875%, 01/16/2019	GBP	200	331
3.750%, 07/15/2014		750	1,008
Akzo Nobel MTN
8.000%, 04/06/2016	GBP	205	360
Alliander MTN
2.875%, 06/14/2024		200	262
Coco-Cola HBC Finance
2.375%, 06/18/2020		350	445
Dutch Treasury Certificate
0.000%, 07/31/2013 (C)		1,240	1,612
0.000%, 09/30/2013 (C)		2,610	3,392
Heineken MTN
2.125%, 08/04/2020		300	384
ING Bank MTN
3.375%, 03/23/2017		125	176
0.963%, 05/23/2016 (B)	USD	450	428
Kingdom of Netherlands
4.500%, 07/15/2017		500	744
4.250%, 07/15/2013		5,000	6,508
4.000%, 07/15/2018		185	274
4.000%, 01/15/2037		300	484
3.500%, 07/15/2020		485	712
2.250%, 07/15/2022		1,255	1,675
1.750%, 07/15/2023		1,150	1,443
1.750%, 07/15/2023		1,290	1,619
1.250%, 01/15/2018		1,300	1,707
Koninklijke KPN
3.250%, 02/01/2021		200	258
Robert Bosch Investment Nederland MTN
2.979%, 05/27/2033		200	252
Shell International Finance
2.250%, 01/06/2023	USD	825	757
UPCB Finance
7.625%, 01/15/2020		250	343
Wuerth Finance International MTN
1.750%, 05/21/2020		150	191

			25,365

New Zealand — 0.1%
BNZ International Funding MTN
1.250%, 05/23/2018	EUR	156	196
Government of New Zealand
5.500%, 04/15/2023		320	274

			470

4	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Norway — 0.7%
DnB Bank MTN
4.750%, 03/08/2022 (B)	EUR	120	$167
DnB Boligkreditt MTN
2.750%, 04/20/2015	EUR	625	844
2.375%, 04/11/2017	EUR	224	305
Eksportfinans
2.375%, 05/25/2016	USD	200	191
2.000%, 09/15/2015	USD	20	19
Government of Norway
4.500%, 05/22/2019		1,150	214
3.750%, 05/25/2021		1,829	330
2.000%, 05/24/2023		645	101
Kommunalbanken MTN
1.000%, 03/15/2018 (A)		800	770
Sparebank 1 Boligkreditt MTN
2.375%, 11/22/2016	EUR	170	231
Yara International
7.875%, 06/11/2019 (A)	USD	185	225

			3,397

Peru — 0.1%
Republic of Peru
7.840%, 08/12/2020		1,600	662

Poland — 0.2%
Republic of Poland
5.125%, 04/21/2021	USD	135	147
4.000%, 10/25/2023		300	88
3.000%, 03/17/2023	USD	500	451
Republic of Poland, Ser 1019
5.500%, 10/25/2019		1,475	481
Republic of Poland, Ser E MTN
4.200%, 04/15/2020	EUR	60	88

			1,255

Qatar — 0.1%
State of Qatar
4.500%, 01/20/2022 (A)	USD	390	418

Russia — 0.4%
Gazprom Via Gaz Capital MTN
6.580%, 10/31/2013	GBP	240	367
3.755%, 03/15/2017	EUR	400	531
Russian Federation Registered
7.500%, 03/31/2030 (D)	USD	298	349
Severstal OAO Via Steel Capital MTN
4.450%, 03/19/2018 (A)	USD	320	302
VimpelCom Holdings
5.200%, 02/13/2019 (A)	USD	200	195

			1,744

Singapore — 0.2%
Government of Singapore
4.000%, 09/01/2018		495	439
3.125%, 09/01/2022		275	231
Temasek Financial I MTN
2.375%, 01/23/2023 (A)	USD	495	440

			1,110

South Africa — 0.2%
Republic of South Africa
10.500%, 12/21/2026		2,500	305

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

8.250%, 09/15/2017		6,600	$698

			1,003

South Korea — 0.6%
Export-Import Bank of Korea MTN
2.000%, 04/30/2020	USD	300	378
Korea National Oil
3.125%, 04/03/2017 (A)	USD	540	543
Korea Treasury Bond
4.250%, 06/10/2021		1,009,870	939
4.000%, 12/10/2031		350,000	324
3.500%, 09/10/2016		973,960	866

			3,050

Spain — 2.8%
Banco de Sabadell
3.375%, 01/23/2018		100	130
Banco Popular Espanol
4.000%, 10/18/2016		100	133
3.750%, 01/22/2019		100	128
Bankia
4.250%, 05/25/2018		150	195
FADE - Fondo de Amortizacion del Deficit Electrico
4.125%, 03/17/2017		200	265
Government of Spain
5.850%, 01/31/2022		110	155
5.500%, 04/30/2021		1,980	2,761
4.850%, 10/31/2020		2,050	2,749
4.750%, 07/30/2014		925	1,241
4.700%, 07/30/2041		665	793
4.500%, 01/31/2018		750	1,011
4.250%, 10/31/2016		340	457
4.000%, 04/30/2020		100	128
3.300%, 10/31/2014		475	628
Santander International Debt MTN
4.625%, 03/21/2016		700	944
Telefonica Emisiones MTN
5.811%, 09/05/2017		300	433
5.597%, 03/12/2020	GBP	100	156
4.710%, 01/20/2020		200	273
4.375%, 02/02/2016		375	515
3.987%, 01/23/2023		200	251

			13,346

Supra-National — 0.3%
European Investment Bank MTN
2.750%, 09/15/2021		1,000	1,379

Sweden — 1.4%
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022	EUR	150	191
Kingdom of Sweden
1.500%, 11/13/2023		2,830	392
Kingdom of Sweden, Ser 1041
6.750%, 05/05/2014		5,970	927
Kingdom of Sweden, Ser 1049
4.500%, 08/12/2015		5,050	800
Kingdom of Sweden, Ser 1051
3.750%, 08/12/2017		4,870	787
Kingdom of Sweden, Ser 1054
3.500%, 06/01/2022		2,300	379

5	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Kommuninvest I Sverige, Ser 1508 MTN
2.750%, 08/12/2015		5,300	$804
Nordea Bank MTN
4.000%, 03/29/2021	EUR	255	346
Skandinaviska Enskilda Banken MTN
4.000%, 09/12/2022 (B)	EUR	190	258
1.875%, 11/14/2019	EUR	175	225
1.375%, 05/29/2018 (A)	USD	300	289
Swedbank Hypotek
1.125%, 05/07/2020	EUR	100	125
Swedem Government Inflation Linked Bond
0.250%, 06/01/2022		2,522	363
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	USD	465	455

			6,341

Switzerland — 0.6%
Aquarius and Investments for Zurich Insurance MTN
4.250%, 10/02/2043 (B)		100	128
Credit Suisse MTN
4.750%, 08/05/2019	EUR	400	598
Government of Switzerland
2.000%, 04/28/2021		1,070	1,232
1.500%, 04/30/2042		120	127
UBS
6.625%, 04/11/2018	GBP	150	270
6.375%, 07/20/2016	GBP	160	275
5.875%, 12/20/2017	USD	247	284
4.280%, 04/29/2049 (B)	EUR	200	256

			3,170

Thailand — 0.1%
Thailand Government Bond
3.650%, 12/17/2021	THB	16,020	515

Turkey — 0.1%
Akbank
3.875%, 10/24/2017 (A)	USD	380	367
Turkiye Halk Bankasi
3.875%, 02/05/2020 (A)	USD	400	360

			727

United Arab Emirates — 0.1%
Abu Dhabi National Energy
3.625%, 01/12/2023 (A)	USD	400	370
IPIC GMTN MTN
6.875%, 03/14/2026	GBP	100	180
5.875%, 03/14/2021	EUR	125	190

			740

United Kingdom — 11.6%
AA Bond
4.720%, 07/31/2018		250	383
Abbey National Treasury Services MTN
5.500%, 06/18/2014		775	1,223
5.250%, 02/16/2029		450	770
5.125%, 04/14/2021		300	517
4.250%, 04/12/2021	EUR	350	527
3.625%, 09/08/2016	EUR	300	422
3.375%, 06/08/2015	EUR	500	683

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Anglian Water Services Financing, Ser A5 MTN
6.293%, 07/30/2030		500	$925
Aviva MTN
6.875%, 05/22/2038 (B)	EUR	195	276
Bank of Scotland MTN
4.750%, 06/08/2022	EUR	290	456
4.625%, 06/08/2017	EUR	275	405
Barclays Bank MTN
6.750%, 01/16/2023 (B)		350	568
4.500%, 03/04/2019 (B)	EUR	125	161
4.250%, 01/12/2022		250	410
4.000%, 01/20/2017	EUR	200	283
BAT International Finance MTN
7.250%, 03/12/2024		250	490
5.375%, 06/29/2017	EUR	425	639
Bishopsgate Asset Finance
4.808%, 08/14/2044		189	266
BP Capital Markets
3.830%, 10/06/2017	EUR	350	500
2.994%, 02/18/2019	EUR	300	414
2.500%, 11/06/2022		400	364
British American Tobacco Holdings MTN
4.000%, 07/07/2020		100	145
British Telecommunications
6.375%, 06/23/2037		120	215
5.750%, 12/07/2028		336	571
Centrica MTN
4.375%, 03/13/2029		300	458
4.250%, 09/12/2044		200	277
Channel Link Enterprises Finance
3.570%, 06/30/2050 (B)		350	423
Coventry Building Society MTN
4.625%, 04/19/2018		230	387
2.250%, 12/04/2017	EUR	150	196
Diageo Capital MTN
5.500%, 07/01/2013		550	715
Direct Line Insurance Group
9.250%, 04/27/2042 (B)		100	179
Eastern Power Networks MTN
6.250%, 11/12/2036		160	291
ENW Finance MTN
6.125%, 07/21/2021		350	620
Eversholt Funding MTN
5.831%, 12/02/2020		100	172
Experian Finance MTN
4.750%, 11/23/2018		300	500
FCE Bank MTN
5.125%, 11/16/2015		200	322
4.825%, 02/15/2017		200	325
1.875%, 05/12/2016		250	327
First Hydro Finance
9.000%, 07/31/2021		220	437
Firstgroup
5.250%, 11/29/2022		350	537
Gatwick Funding MTN
5.750%, 01/23/2037		250	408
Great Rolling Stock MTN
6.250%, 07/27/2020		300	525
Heathrow Funding MTN
7.125%, 02/14/2024		150	264

6	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

HJ Heinz Finance UK
6.250%, 02/18/2030		115	$179
HSBC Bank
4.125%, 08/12/2020		375	393
HSBC Holdings MTN
6.500%, 05/20/2024		250	460
4.000%, 03/30/2022	USD	145	148
Imperial Tobacco Finance MTN
8.375%, 02/17/2016	EUR	75	115
7.750%, 06/24/2019		600	1,134
7.250%, 09/15/2014	EUR	150	210
4.375%, 11/22/2013		550	725
Intu SGS Finance MTN
3.875%, 03/17/2023(E)		250	379
Lloyds TSB Bank MTN
4.625%, 02/02/2017		270	386
Mondi Finance MTN
3.375%, 09/28/2020	EUR	250	330
Motability Operations Group MTN
3.750%, 11/29/2017	EUR	300	426
National Westminster Bank
6.500%, 09/07/2021		220	326
Nationwide Building Society
3.125%, 10/13/2016	EUR	175	244
Network Rail Infrastructure Finance MTN
4.400%, 03/06/2016	CAD	690	687
Northern Rock
5.625%, 06/22/2017(A)	USD	1,750	1,982
Northumbrian Water Finance
6.000%, 10/11/2017		500	878
Rolls-Royce
6.750%, 04/30/2019		100	186
Royal Bank of Scotland
5.750%, 05/21/2014	EUR	600	815
5.125%, 01/13/2024		400	685
Scottish Widows
5.500%, 06/16/2023		150	218
Severn Trent Utilities Finance
6.250%, 06/07/2029		350	646
SSE MTN
5.750%, 02/05/2014		245	381
Standard Chartered MTN
4.000%, 07/12/2022(B)		390	388
Tesco
6.052%, 10/13/2039		335	567
6.000%, 12/14/2029		100	171
United Kingdom Gilt
6.000%, 12/07/2028		400	832
4.500%, 12/07/2042		2,255	4,050
4.250%, 12/07/2049		25	43
4.250%, 06/07/2032		115	200
4.250%, 12/07/2055		175	305
1.750%, 09/07/2022		750	1,073
1.250%, 07/22/2018		955	1,435
1.000%, 09/07/2017		575	866
United Kingdom Treasury
4.750%, 09/07/2015		750	1,244
4.750%, 12/07/2030		1,240	2,286
4.750%, 12/07/2038		756	1,406
4.250%, 03/07/2036		550	949
4.250%, 09/07/2039		885	1,522

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

4.250%, 12/07/2046		295	$508
4.000%, 03/07/2022		1,460	2,512
2.000%, 01/22/2016		533	836
1.750%, 01/22/2017		1,670	2,606
University of Manchester
4.250%, 07/04/2053		250	371
Virgin Media Secured Finance
7.000%, 01/15/2018		180	283
Voyage Care Bondco
6.500%, 08/01/2018		150	229
Wales & West Utilities Finance MTN
6.750%, 12/17/2036(B)		200	352
Western Power Distribution South West
5.750%, 03/23/2040		200	343
William Hill
7.125%, 11/11/2016		100	167
Yorkshire Power Finance
7.250%, 08/04/2028		208	396
Yorkshire Water Services Bradford Finance
6.375%, 08/19/2039		100	188

			57,037

United States — 5.5%
Aetna
2.750%, 11/15/2022		165	152
Altria Group
4.750%, 05/05/2021		180	193
4.250%, 08/09/2042		265	226
American International Group
8.175%, 05/15/2058(B)		240	293
5.850%, 01/16/2018		245	275
AT&T
5.875%, 04/28/2017	GBP	200	345
4.875%, 06/01/2044	GBP	430	630
4.450%, 05/15/2021		525	565
3.550%, 12/17/2032		200	256
Bank of America MTN
5.650%, 05/01/2018		350	389
Bank of America, Ser E MTN
5.125%, 09/26/2014	EUR	1,700	2,323
Bristol-Myers Squibb
2.000%, 08/01/2022		670	606
CCO Holdings
8.125%, 04/30/2020		90	98
Chevron
2.355%, 12/05/2022		810	762
Citigroup
5.875%, 01/30/2042		75	83
5.000%, 08/02/2019		230	339
4.500%, 01/14/2022		60	63
4.450%, 01/10/2017		550	589
4.250%, 02/25/2030(B)	EUR	1,050	1,303
Digital Stout Holding MTN
4.250%, 01/17/2025(E)		150	216
DIRECTV Holdings
3.800%, 03/15/2022		310	298
Dollar General
3.250%, 04/15/2023		400	365
General Electric
2.700%, 10/09/2022		320	303

7	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

General Electric Capital MTN
5.500%, 01/08/2020		305	$344
5.300%, 02/11/2021		205	225
4.625%, 01/07/2021		750	801
Goldman Sachs Group MTN
6.375%, 05/02/2018	EUR	400	615
5.750%, 01/24/2022		120	132
5.250%, 07/27/2021		45	48
3.250%, 02/01/2023		400	516
HCA
7.500%, 02/15/2022		210	233
Ingersoll-Rand Global Holding
9.500%, 04/15/2014		213	227
International Business Machines MTN
1.375%, 11/19/2019		250	315
JPMorgan Chase
4.500%, 01/24/2022		200	209
0.292%, 10/12/2015(B)	EUR	350	445
JPMorgan Chase Bank
0.886%, 05/31/2017(B)	EUR	1,250	1,566
Kroger
3.400%, 04/15/2022		36	35
Macy’s Retail Holdings
3.875%, 01/15/2022		190	191
Merrill Lynch MTN
0.758%, 09/14/2018(B)	EUR	375	449
Metropolitan Life Global Funding I MTN
4.625%, 05/16/2017	EUR	200	291
Mondelez International
7.000%, 08/11/2037		200	247
5.375%, 02/10/2020		400	449
Morgan Stanley MTN
5.625%, 09/23/2019		175	188
5.375%, 08/10/2020	EUR	150	220
3.750%, 02/25/2023		130	124
3.750%, 09/21/2017	EUR	350	479
Motorola Solutions
3.500%, 03/01/2023		178	168
Nabors Industries
9.250%, 01/15/2019		221	274
NASDAQ OMX Group
3.875%, 06/07/2021		200	265
NBCUniversal Media
4.375%, 04/01/2021		375	405
News America
4.500%, 02/15/2021		210	225
Omnicom Group
3.625%, 05/01/2022		130	125
Owens Corning
6.500%, 12/01/2016		145	162
Philip Morris International
2.900%, 11/15/2021		325	316
2.875%, 05/30/2024	EUR	100	129
2.125%, 05/30/2019	EUR	100	131
PNC Funding
5.125%, 02/08/2020		300	330
3.300%, 03/08/2022		150	144
Principal Financial Group
1.850%, 11/15/2017		175	172

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Proctor and Gamble
2.000%, 08/16/2022	EUR	200	$253
Prudential Financial
5.625%, 06/15/2043 (B)		545	534
Rabobank Capital Funding Trust IV
5.556%, 12/31/2019 (B)	GBP	153	219
Republic Services
4.750%, 05/15/2023		155	164
Reynolds American
3.250%, 11/01/2022		361	336
Ryder System MTN
5.850%, 11/01/2016		116	130
SABMiller Holdings MTN
1.875%, 01/20/2020		200	255
SLM
5.500%, 01/25/2023		159	151
Time Warner Cable
6.200%, 07/01/2013		750	750
Transocean
2.500%, 10/15/2017		173	171
United Technologies
1.800%, 06/01/2017		201	202
UnitedHealth Group
2.750%, 02/15/2023		120	112
WellPoint
4.650%, 01/15/2043		110	103
Wells Fargo MTN
4.600%, 04/01/2021		75	82
3.500%, 03/08/2022		235	238
2.625%, 08/16/2022	EUR	400	522
Williams
3.700%, 01/15/2023		354	329
Windstream
7.500%, 04/01/2023		255	259
Wynn Las Vegas
5.375%, 03/15/2022		235	237

			26,914

Total Global Bonds (Cost $465,865) ($ Thousands)			453,755

MORTGAGE-BACKED SECURITIES — 1.8%

Agency Mortgage-Backed Obligation — 0.0%
FHLMC, Ser K501-X1A, IO
1.876%, 08/25/2016 (B)		329	13

Non-Agency Mortgage-Backed Obligation — 1.8%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl A4
5.358%, 09/10/2047 (B)		140	151
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (A)		100	94
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.416%, 09/25/2034 (B)		174	171

8	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR8
4.674%, 06/11/2041	50	$53
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW11, Cl A4
5.447%, 03/11/2039 (B)	250	273
Bear Stearns Commercial Mortgage Securities, Ser 2006- T22, Cl A4
5.766%, 04/12/2038 (B)	125	137
Bear Stearns Commercial Mortgage Securities, Ser 2006- T24, Cl A4
5.537%, 10/12/2041	225	250
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW16, Cl A4
5.905%, 06/11/2040 (B)	241	272
Bear Stearns Commercial Mortgage Securities, Ser 2007- T26, Cl A4
5.471%, 01/12/2045 (B)	66	74
Bear Stearns Commercial Mortgage Securities, Ser PW10, Cl A4
5.405%, 12/11/2040 (B)	55	59
Canary Wharf Finance, Ser II, Cl C2
1.061%, 10/22/2037 (B)	200	215
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.135%, 12/10/2049 (B)	405	462
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.641%, 05/25/2035 (B)	776	758
Citigroup, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	50	55
COMM Mortgage Trust, Ser 2013-CR7, Cl A4
3.213%, 03/10/2046	90	85
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.208%, 12/10/2049 (B)	135	153
Commercial Mortgage Pass- Through Certificates, Ser 2013- WWP, Cl A2
3.424%, 03/10/2031 (A)	100	96
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	370	389
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	75	83
Credit Suisse First Boston Mortgage Securities, Ser 2005- C2, Cl A4
4.832%, 04/15/2037	115	121
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	50	54

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Eddystone Finance, Ser 2006-1, Cl A2
1.029%, 04/19/2021 (B)	146	$213
Fosse Master Issuer, Ser 2011- 1X, Cl A3
1.904%, 10/18/2054 (B)	241	370
Granite Master Issuer, Ser 2005- 1, Cl A5
0.302%, 12/20/2054 (B)	151	191
Granite Master Issuer, Ser 2006- 2, Cl A5
0.322%, 12/20/2054 (B)	298	377
GS Mortgage Securities II, Ser 2005-ROCK, Cl A
5.366%, 05/03/2032 (A)	50	57
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	60	59
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/2045	125	116
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
4.881%, 01/25/2035 (B)	225	218
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- CB13, Cl A4
5.472%, 01/12/2043 (B)	75	81
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- CIBC11, Cl A4
5.335%, 08/12/2037 (B)	144	152
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP8, Cl A4
5.399%, 05/15/2045	45	49
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- C8, Cl E
4.825%, 10/15/2045 (A)(B)	100	85
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.898%, 12/25/2034 (B)	173	175
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl A4
4.954%, 09/15/2030	125	133
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4
5.197%, 11/15/2030 (B)	70	75
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	240	263
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (B)	15	16
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.320%, 04/15/2041 (B)	61	71
Merrill Lynch Mortgage Trust, Ser 2005-CIP1
5.047%, 07/12/2038 (B)	125	134

9	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.458%, 11/12/2037 (B)	120	$129
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (B)	92	100
Merrill Lynch, Ser 2007-7, Cl A4
5.810%, 06/12/2050 (B)	110	123
Morgan Stanley Capital I Trust, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	141	149
Morgan Stanley Capital I Trust, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	75	80
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (B)	175	189
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4A
5.982%, 08/15/2045 (A)(B)	100	112
Silverstone Master Issuer, Ser 2009-1, Cl A2
1.961%, 01/21/2055 (B)	300	461
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	150	144
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/2046	70	65
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl D
4.939%, 10/15/2045 (A)(B)	10	8
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	175	190
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A3
2.870%, 11/15/2045	15	14
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl A4
3.198%, 03/15/2048	60	57
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	150	143

		8,804

Total Mortgage-Backed Securities (Cost $9,129) ($ Thousands)		8,817

CORPORATE OBLIGATIONS — 1.6%

United States — 1.6%
AbbVie
4.400%, 11/06/2042 (A)	90	84
2.900%, 11/06/2022 (A)	255	238
1.750%, 11/06/2017 (A)	49	48
Anadarko Petroleum
6.375%, 09/15/2017	330	379
Ball
5.000%, 03/15/2022	230	229

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Bank of America MTN
5.000%, 05/13/2021	175	$187
BE Aerospace
5.250%, 04/01/2022	230	229
CBS
4.300%, 02/15/2021	300	311
Cimarex Energy
5.875%, 05/01/2022	116	120
CMS Energy
5.050%, 03/15/2022	140	151
CNA Financial
7.250%, 11/15/2023	110	131
6.500%, 08/15/2016	40	45
Duke Realty
6.750%, 03/15/2020 (E)	140	161
Eagle Spinco
4.625%, 02/15/2021 (A)	48	46
Enterprise Products Operating
5.950%, 02/01/2041	100	109
General Electric Capital MTN
5.550%, 05/04/2020	45	51
2.375%, 06/30/2015	150	154
Glencore Funding
2.500%, 01/15/2019 (A)	400	362
Humana
7.200%, 06/15/2018	280	334
Kinder Morgan Energy Partners
3.500%, 09/01/2023	171	160
Lincoln National
8.750%, 07/01/2019	128	164
Lorillard Tobacco
6.875%, 05/01/2020	180	207
McGraw Hill Financial
5.900%, 11/15/2017	325	355
Morgan Stanley
3.450%, 11/02/2015	125	129
Motorola Solutions
7.500%, 05/15/2025	85	103
Nisource Finance
6.800%, 01/15/2019	235	278
Noble Energy
8.250%, 03/01/2019	250	315
Noble Holding International
4.900%, 08/01/2020	25	26
PNC Bank
2.700%, 11/01/2022	445	404
Prudential Financial MTN
6.100%, 06/15/2017	125	142
Ryder System MTN
7.200%, 09/01/2015	108	121
SABMiller Holdings
3.750%, 01/15/2022 (A)	400	407
Time Warner
4.875%, 03/15/2020	150	164
Time Warner Cable
7.500%, 04/01/2014	385	404
Total System Services
2.375%, 06/01/2018	236	229
Union Electric
6.700%, 02/01/2019	45	55
Viacom
6.125%, 10/05/2017	325	374

10	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

VPII Escrow
7.500%, 07/15/2021 (A)	177	$183
Wachovia Capital Trust III
5.570%, 12/31/2049 (B)	385	378

Total Corporate Obligations (Cost $7,623) ($ Thousands)		7,967

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Notes
2.000%, 02/15/2022	1,175	1,149
0.750%, 12/31/2017	470	460
0.750%, 03/31/2018	2,280	2,219
U.S. Treasury Bonds
3.125%, 02/15/2043	2,200	2,054
2.875%, 05/15/2043	45	40

Total U.S. Treasury Obligations (Cost $6,248) ($ Thousands)		5,922

ASSET-BACKED SECURITY — 0.1%

Automotive — 0.1%
Bank of America Auto Trust, Ser 2012-1, Cl A2
0.590%, 11/17/2014	221	221

Total Asset-Backed Security (Cost $221) ($ Thousands)		221

Total Investments — 97.1% (Cost $489,086) ($ Thousands)§		$476,682

A lsit of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Australian 10-Year Bond	31	Sep-2013	$(99)
Canadian 10-Year Bond	8	Sep-2013	(21)
Euro-Bobl	76	Sep-2013	8
Euro-BTP	1	Sep-2013	(3)
Euro-Bund	(7)	Sep-2013	(11)
Euro-Schatz	29	Sep-2013	(6)
Euro-OAT	8	Sep-2013	(28)
Japanese 10-Year Bond	4	Sep-2013	(19)
U.S. 10-Year Treasury Note	(83)	Sep-2013	87
U.S. 2-Year Treasury Note	(21)	Sep-2013	4
U.S. 5-Year Treasury Note	(154)	Oct-2013	200
U.S. Long Treasury Bond	10	Sep-2013	(41)
U.S. Long Treasury Bond	(7)	Sep-2013	46
U.S. Ultra Long Treasury Bond	(4)	Dec-2013	23

			$140

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
07/08/2013	USD	4,178	DKK	23,974	$–
07/08/2013	USD	1,028	SEK	6,941	–
07/08/2013-07/31/2013	USD	2,642	AUD	2,884	(5)
07/08/2013-07/31/2013	USD	8,841	CAD	9,288	(39)
07/08/2013-07/31/2013	USD	39,441	JPY	3,910,575	(71)
07/08/2013-08/06/2013	AUD	16,647	USD	15,557	351
07/08/2013-08/06/2013	CAD	33,844	USD	32,562	492
07/08/2013-08/06/2013	DKK	60,169	USD	10,483	(7)
07/08/2013-08/06/2013	JPY	14,311,893	USD	144,443	339
07/08/2013-08/06/2013	SEK	43,986	USD	6,628	113
07/08/2013-08/06/2013	USD	27,457	GBP	18,067	(57)
07/08/2013-08/07/2013	EUR	250,961	USD	327,143	925
07/08/2013-08/07/2013	GBP	54,988	USD	83,993	616
07/08/2013-08/07/2013	USD	110,387	EUR	84,828	(123)
07/11/2013	USD	4,721	MXP	59,499	(157)
07/11/2013-07/31/2013	MXP	80,747	USD	6,068	(123)
07/11/2013-07/31/2013	NOK	18,096	USD	3,100	138
07/11/2013-07/31/2013	USD	2,480	NOK	14,573	(95)
07/19/2013	TRY	2,899	USD	1,530	32
07/19/2013	USD	1,527	TRY	2,966	7
07/22/2013-07/31/2013	CZK	48,692	USD	2,518	80
07/25/2013	PEI	2,023	USD	740	13
07/26/2013-07/31/2013	NZD	1,891	USD	1,478	21
07/26/2013-07/31/2013	USD	1,054	SGD	1,326	(8)
07/31/2013	CHF	2,163	USD	2,355	68
07/31/2013	KRW	2,968,264	USD	2,568	(29)
07/31/2013	MYR	1,470	USD	457	(7)
07/31/2013	PLN	1,963	USD	599	10
07/31/2013	SGD	1,717	USD	1,348	(6)
07/31/2013	THB	16,305	USD	522	(3)
07/31/2013	USD	613	NZD	793	(2)
07/31/2013	USD	81	ZAR	815	1
07/31/2013	ZAR	10,836	USD	1,055	(32)

					$2,442

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	07/31/2013	(426)	428	$2
Banyan Securities	07/08/2013	(534)	526	(8)
Barclays PLC	07/08/2013-07/31/2013	(5,477)	5,484	7
BMO Nesbitt Burns Corp.	07/08/2013	(3,250)	3,279	29
BNP Paribas	07/08/2013-08/07/2013	(10,870)	10,650	(220)
Brown Brothers Harriman	07/08/2013-08/07/2013	(586,821)	586,461	(360)
Citco Securities	07/08/2013	(187)	187	–
Citigroup	07/08/2013-07/31/2013	(61,687)	62,397	710
Credit Suisse First Boston	07/31/2013	(4,383)	4,480	97
Destiny Capital Securities	07/08/2013	(209)	205	(4)
Deutsche Bank	07/18/2013-07/31/2013	(14,548)	14,748	200
Goldis Financial Group	07/11/2013	(2,335)	2,336	1
Goldman Sachs	07/31/2013	(5,768)	5,795	27
JPMorgan Chase Bank	07/08/2013-07/31/2013	(26,607)	26,719	112
National Australia Bank	07/31/2013	(33,069)	34,519	1,450
Paribas Corporation	07/08/2013	(1,010)	1,010	–
RBC	07/31/2013	(2,695)	2,736	41
Royal Bank of Scotland	07/08/2013-08/07/2013	(30,408)	31,006	598
Society National Bank	07/08/2013	(383)	381	(2)
Standard Bank	07/26/2013	(727)	718	(9)
Standard New York, Inc.	07/22/2013	(2,016)	2,087	71
State Street	07/08/2013-08/06/2013	(1,044)	1,034	(10)
U.S. Sterling Securities	07/19/2013	(36,683)	36,105	(578)
UBS	07/11/2013-08/07/2013	(5,885)	6,034	149
Westpac Banking	07/31/2013	(9,590)	9,729	139

				$2,442

For the period ended June 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional International Trust / Quarterly Report / June 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2013

A list of the open swap agreements held by the Fund at June 30, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/2019	GBP	2,500	$(453)
Deutsche Bank	6-Mo nth EURIBOR Flate	1.77%	09/07/2022	EUR	5,250	6
Deutsche Bank	1.93%	6-M onth EURIBOR	04/03/2019	EUR	4,200	(186)
JP Morgan Chase Bank	6-Month JPY LIBOR	2.22%	03/26/2027	JPY	750,000	870
Citiba nk	1.67%	6-M onth EURIBOR	05/27/2023	EUR	10,000	381
Royal Bank o f Scotland	6-Mo nth EURIBOR	3.14%	08/04/2021	EUR	1,450	250
M errill Lynch	3-Month Canadian Bankers Acceptance Rate	2.56%	04/24/2022	CAD	2,000	(31)
UBS Warburg	2.66%	6-Month GBP LIBOR	09/05/2032	GBP	1,000	109
UBS Warburg	1.07%	6-Month EURIBOR Flate	09/11/2017	EUR	2,000	(21)

						$925

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($Thousands)
JPMorgan Chase Bank	ITRAXX XOVER Series 19	BUY	5.00%	06/20/2018	$10,000	$(39)

For the period ended June 30, 2013, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $491,031 ($ Thousands).

(1)	In local currency unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2013.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2013. The coupon on a step bond changes on a specified date.

(E)	Real Estate Investment Trust.

§	At June 30, 2013, the tax basis cost of the Fund’s investments was $489,086 ($ Thousands), and the unrealized appreciation and depreciation were $8,920 ($ Thousands) and ($21,324) ($ Thousands), respectively.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

Cl — Class

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

GBP — British Pound Sterling

IO — Interest Only — face amount represents notional amount

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEI — Peruvian Inca

PLC — Public Limited Company

PLN — Polish Zlotty

REMIC — Real Estate Mortgage Investment Conduit

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TRY — Turkish Lira

USD — U.S. Dollar

ZAR— South African Rand

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$453,755	$—	$453,755
Mortgage-Backed
Securities	—	8,817	—	8,817
Corporate Obligations	—	7,967	—	7,967
U.S. Treasury Obligations	—	5,922	—	5,922
Asset-Backed Security	—	221	—	221

Total Investments in Securities	$—	$476,682	$—	$476,682

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$140	$—	$—	$140
Forwards Contracts *	—	2,442	—	2,442
Interest Rate Swaps *	—	925	—	925
Credit Default Swaps *	—	(39)	—	(39)

Total Other Financial Instruments	$140	$3,328	$—	$3,468

*	Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation/(depreciation).

For the period ended June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

12	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2013

For the period ended June 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 91.0%

Argentina — 0.5%
City of Buenos Aires Argentina
9.950%, 03/01/2017 (A)(B)		1,200	$1,038
Deutsche Bank, CLN (Cablevision) MTN
9.375%, 02/13/2018 (B)		875	635
Republic of Argentina
8.750%, 06/02/2017		437	331
8.280%, 12/31/2033		520	285
8.280%, 12/31/2033		2,354	1,324
7.000%, 10/03/2015		1,536	1,308
7.000%, 10/03/2015		341	290
2.500%, 03/31/2019 (C)		427	139
WPE International Cooperatief
10.375%, 09/30/2020		300	234
10.375%, 09/30/2020 (B)		950	741

			6,325

Azerbaijan — 0.1%
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017		857	881
4.750%, 03/13/2023		385	348

			1,229

Belarus — 0.2%
Republic of Belarus
8.950%, 01/26/2018		1,390	1,386
8.750%, 08/03/2015		1,130	1,133

			2,519

Bermuda — 0.1%
Government of Bermuda
4.138%, 01/03/2023 (B)		820	808

Bolivia — 0.0%
Government of Bolivia
4.875%, 10/29/2022 (B)		250	234

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2017 (A)(D)	DEM	1,350	718

Brazil — 9.8%
Andrade Gutierrez International
4.000%, 04/30/2018		200	188
Banco do Brasil
6.250%, 12/31/2049 (B)(D)		322	283
3.875%, 10/10/2022		209	183
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (B)		660	719
5.500%, 07/12/2020 (B)		400	413
BR Malls International Finance
8.500%, 12/31/2049 (B)		145	142
BR Properties
9.000%, 12/31/2049 (B)		241	244

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Braskem Finance
7.375%, 10/04/2049		200	$196
Brazil Letras do Tesouro Nacional
10.244%, 01/01/2017 (E)	BRL	24,030	7,573
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2018	BRL	1,980	2,194
6.000%, 08/15/2022	BRL	310	351
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 08/15/2020	BRL	7,900	8,828
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017	BRL	48,521	21,516
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2016	BRL	200	219
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021	BRL	22,644	9,700
10.000%, 01/01/2023	BRL	53,412	22,713
Caixa Economica Federal
2.375%, 11/06/2017 (B)		1,000	923
Cia Energetica de Sao Paulo MTN
9.750%, 01/15/2015		630	441
Cielo
3.750%, 11/16/2022		200	175
Cosan
5.000%, 03/14/2023 (B)		200	190
Deutsche Bank, CLN (Nota Do Tesouro Nacional) MTN
10.000%, 01/06/2021		2,500	2,523
Federal Republic of Brazil
10.250%, 01/10/2028	BRL	2,000	928
10.125%, 05/15/2027		2,097	3,250
8.875%, 04/15/2024		420	580
8.500%, 01/05/2024	BRL	7,600	3,208
8.250%, 01/20/2034		1,457	1,931
7.125%, 01/20/2037		3,980	4,736
5.875%, 01/15/2019		2,741	3,122
4.875%, 01/22/2021		2,873	3,067
2.625%, 01/05/2023 (F)		4,397	3,825
Fibria Overseas Finance
6.750%, 03/03/2021		500	536
General Shopping Finance
10.000%, 12/31/2049 (B)		211	203
Globo Comunicacao e Participacoes
6.250%, 07/20/2015 (C)		147	150
Hypermarcas
6.500%, 04/20/2021 (B)		224	225
Itau Unibanco Holding
5.650%, 03/19/2022 (B)		200	194
JBS Finance II
8.250%, 01/29/2018		70	71
8.250%, 01/29/2018 (B)		900	914
Marfrig Holding Europe
9.875%, 07/24/2017		793	799

1	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

8.375%, 05/09/2018		1,310	$1,231
Minerva Luxembourg
12.250%, 02/10/2022 (B)		1,000	1,195
7.750%, 01/31/2023		200	199
7.750%, 01/31/2023 (B)		261	260
Odebrecht Drilling Norbe VIII/IX
6.350%, 06/30/2021 (B)		22	22
6.350%, 06/30/2021		116	117
OGX Austria GmbH
8.500%, 06/01/2018		200	63
8.375%, 04/01/2022		200	58
8.375%, 04/01/2022 (B)		400	116
OGX Petroleo e Gas Participacoes
8.500%, 06/01/2018 (B)		400	126
OSX 3 Leasing
9.250%, 03/20/2015		700	609
Petrobras International Finance
5.375%, 01/27/2021		20	20
QGOG Atlantic/Alaskan Rigs
5.250%, 07/30/2018 (B)		245	250
Samarco Mineracao
4.125%, 11/01/2022 (B)		442	396
Schahin II Finance
5.875%, 09/25/2022 (B)		88	87
Telemar Norte Leste
5.500%, 10/23/2020 (B)		200	186
Vale
5.625%, 09/11/2042		340	297
Vale Overseas
8.250%, 01/17/2034		230	269
6.875%, 11/21/2036		250	253
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/2019 (B)		490	522

			113,729

Canada — 0.0%
PTTEP Canada International Finance MTN
5.692%, 04/05/2021		200	214

Chile — 1.0%
Automotores Gildemeister
6.750%, 01/15/2023		500	425
Banco del Estado de Chile
4.125%, 10/07/2020		130	130
3.875%, 02/08/2022 (B)		230	223
BancoEstado
4.125%, 10/07/2020 (B)		270	271
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	80,000	164
Cencosud
4.875%, 01/20/2023 (B)		205	201
Empresa Nacional del Petroleo
6.250%, 07/08/2019		50	54
6.250%, 07/08/2019 (B)		100	108
5.250%, 08/10/2020 (B)		240	243
5.250%, 08/10/2020		100	101

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Inversiones Alsacia
8.000%, 08/18/2018 (B)		1,003	$848
Nacional del Cobre de Chile
7.500%, 01/15/2019		170	203
6.150%, 10/24/2036		1,748	1,902
5.625%, 09/21/2035		880	897
4.250%, 07/17/2042 (B)		654	542
3.875%, 11/03/2021 (B)		813	793
3.750%, 11/04/2020		210	204
3.750%, 11/04/2020 (B)		290	282
3.000%, 07/17/2022 (B)		1,381	1,250
Republic of Chile
5.500%, 08/05/2020	CLP	423,000	842
5.500%, 08/05/2020	CLP	140,000	279
3.875%, 08/05/2020		783	822
3.250%, 09/14/2021		160	160
SMU
7.750%, 02/08/2020		500	453
Telefonica Chile
3.875%, 10/12/2022 (B)		401	366
Telefonica Moviles Chile
2.875%, 11/09/2015		300	301

			12,064

China — 1.6%
Agile Property Holdings
8.875%, 04/28/2017		400	408
Amber Circle Funding
3.250%, 12/04/2022		850	764
Bestgain Real Estate
2.625%, 03/13/2018		200	189
China Oriental Group
8.000%, 08/18/2015 (B)		650	640
China Overseas Finance Cayman II
5.500%, 11/10/2020		100	104
China Overseas Finance Cayman V
3.950%, 11/15/2022		200	179
China Railway Resources Huitung
3.850%, 02/05/2023		320	287
China Shanshui Cement Group
10.500%, 04/27/2017		200	209
10.500%, 04/27/2017 (B)		650	679
CNPC General Capital
3.400%, 04/16/2023		350	321
CNPC HK Overseas Capital
5.950%, 04/28/2041		400	432
Country Garden Holdings
11.250%, 04/22/2017		300	326
7.500%, 01/10/2023 (B)		202	185
7.500%, 01/10/2023		700	641
Evergrande Real Estate Group
9.250%, 01/19/2016	CNY	5,000	754
7.500%, 01/19/2014	CNY	3,000	484
Franshion Development
6.750%, 04/15/2021 (B)		320	312
Gemdale International Investment
7.125%, 11/16/2017		500	489

2	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Hidili Industry International Development
8.625%, 11/04/2015		100	$76
Longfor Properties
9.500%, 04/07/2016		300	322
Mega Advance Investments
5.000%, 05/12/2021 (B)		406	413
Sinochem Overseas Capital
6.300%, 11/12/2040		250	248
4.500%, 11/12/2020		1,933	1,906
4.500%, 11/12/2020 (B)		4,689	4,623
Sinopec Capital
3.125%, 04/24/2023 (B)		1,219	1,096
Sinopec Group Overseas Development
4.875%, 05/17/2042 (B)		300	278
Sunac China Holdings
12.500%, 10/16/2017		300	320
9.375%, 04/05/2018		1,000	963
Tencent Holdings
4.625%, 12/12/2016		250	266
3.375%, 03/05/2018 (B)		217	216

			18,130

Colombia — 3.5%
Bancolombia
5.125%, 09/11/2022		260	248
Bogota Distrito Capital
9.750%, 07/26/2028	COP	160,000	105
9.750%, 07/26/2028 (B)	COP	8,820,000	5,800
Citigroup Funding, CLN (Republic of Colombia) MTN
11.000%, 07/27/2020 (B)	COP	7,940,000	5,035
Colombian TES
7.500%, 08/26/2026	COP	2,356,000	1,225
Ecopetrol
7.625%, 07/23/2019 (B)		220	260
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	496
Empresa de Energia de Bogota
6.125%, 11/10/2021		300	310
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	310,000	172
Grupo Aval
5.250%, 02/01/2017 (B)		200	207
4.750%, 09/26/2022 (B)		222	209
Gruposura Finance
5.700%, 05/18/2021 (B)		210	216
JPMorgan, CLN (Republic of Columbia)
7.000%, 05/04/2022	COP	2,100,000	1,092
Pacific Rubiales Energy
5.125%, 03/28/2023 (B)		506	478
Republic of Colombia
12.000%, 10/22/2015	COP	374,000	222
11.750%, 02/25/2020		1,635	2,412
9.850%, 06/28/2027	COP	2,670,000	1,816
9.850%, 06/28/2027	COP	1,062,000	722
8.125%, 05/21/2024		1,208	1,601

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

7.750%, 04/14/2021	COP	4,477,000	$2,605
7.375%, 03/18/2019		3,181	3,868
7.375%, 09/18/2037		4,647	5,937
6.125%, 01/18/2041		1,805	2,008
4.375%, 07/12/2021		1,994	2,077
4.375%, 03/21/2023	COP	557,000	254
2.625%, 03/15/2023		454	405
Titulos de Tesoreria
7.000%, 02/25/2015	COP	370,000	421
Transportadora de Gas Internacional ESP
5.700%, 03/20/2022 (B)		350	362

			40,563

Costa Rica — 0.2%
Costa Rica Government International Bond
5.625%, 04/30/2043		260	235
5.625%, 04/30/2043 (B)		643	582
4.375%, 04/30/2025		260	239
4.250%, 01/26/2023		810	749
Instituto Costarricense de Electricidad
6.375%, 05/15/2043 (B)		250	227

			2,032

Croatia — 0.7%
Government of Croatia
6.750%, 11/05/2019		2,043	2,181
6.625%, 07/14/2020		1,632	1,731
6.625%, 07/14/2020 (B)		170	180
6.375%, 03/24/2021 (B)		775	811
6.375%, 03/24/2021		810	847
6.250%, 04/27/2017 (B)		1,412	1,480
5.875%, 07/09/2018	EUR	150	206
5.500%, 04/04/2023 (B)		267	259
Zagrebacki Holding
5.500%, 07/10/2017	EUR	850	899

			8,594

Dominican Republic — 0.6%
Dominican Republic
9.040%, 01/23/2018		1,498	1,641
7.500%, 05/06/2021		2,987	3,218
7.500%, 05/06/2021 (B)		1,830	1,972
5.875%, 04/18/2024		710	671

			7,502

Ecuador — 0.0%
Republic of Ecuador
9.375%, 12/15/2015		560	581

Egypt — 0.1%
Government of Egypt
6.875%, 04/30/2040		240	170
5.750%, 04/29/2020 (B)		100	79
5.750%, 04/29/2020		250	196
Nile Finance
5.250%, 08/05/2015		280	249

			694

El Salvador — 0.2%
Republic of El Salvador
8.250%, 04/10/2032		140	146
7.750%, 01/24/2023		332	367
7.650%, 06/15/2035		440	430

3	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

7.625%, 02/01/2041 (B)		150	$146
7.375%, 12/01/2019		570	628
5.875%, 01/30/2025 (A)(B)		50	48
5.875%, 01/30/2025		396	385
Telemovil Finance
8.000%, 10/01/2017		600	635

			2,785

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/2017		126	142

Georgia — 0.1%
Georgia Government International Bond
6.875%, 04/12/2021		200	214
Georgian Railway JSC
7.750%, 07/11/2022 (B)		390	421
Republic of Georgia
6.875%, 04/12/2021 (B)		340	364

			999

Ghana — 0.1%
Republic of Ghana
8.500%, 10/04/2017 (B)		300	317
8.500%, 10/04/2017		819	864

			1,181

Guatemala — 0.2%
Guatemala Government Bond
5.750%, 06/06/2022		1,035	1,051
4.875%, 02/13/2028 (B)		315	285
4.875%, 02/13/2028		500	452

			1,788

Hong Kong — 0.3%
CFG Investment
9.750%, 07/30/2019		450	403
9.750%, 07/30/2019		650	582
Fosun International
7.500%, 05/12/2016		400	404
Hengdeli Holdings
6.250%, 01/29/2018		800	778
Hutchison Whampoa International
6.000%, 12/31/2049 (D)		260	270
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/2020		560	574
Shimao Property Holdings
11.000%, 03/08/2018		500	534

			3,545

Hungary — 3.4%
Magyar Export-Import Bank RT
5.500%, 02/12/2018 (B)		200	200
Republic of Hungary
8.000%, 02/12/2015	HUF	1,438,290	6,683
7.750%, 08/24/2015	HUF	1,265,940	5,935
7.625%, 03/29/2041		860	898
7.000%, 06/24/2022	HUF	703,900	3,299
6.750%, 02/24/2017	HUF	238,890	1,110
6.750%, 11/24/2017	HUF	1,337,640	6,219
6.500%, 06/24/2019	HUF	219,150	1,015

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

6.375%, 03/29/2021		1,734	$1,803
6.250%, 01/29/2020		751	785
6.000%, 01/11/2019	EUR	982	1,318
6.000%, 11/24/2023	HUF	228,680	1,003
5.500%, 05/06/2014	GBP	66	102
5.500%, 12/22/2016	HUF	331,890	1,487
5.500%, 12/20/2018	HUF	461,080	2,042
5.375%, 02/21/2023		1,230	1,184
5.000%, 03/30/2016	GBP	227	345
4.125%, 02/19/2018		884	860
3.500%, 07/18/2016	EUR	1,637	2,101

			38,389

India — 0.3%
Bharti Airtel International Netherlands
5.125%, 03/11/2023 (B)		249	226
5.125%, 03/11/2023 (A)		300	273
Export-Import Bank of India MTN
4.000%, 08/07/2017		200	199
ICICI Bank
5.750%, 11/16/2020 (B)		128	130
NTPC MTN
4.750%, 10/03/2022		200	187
Reliance Holdings USA
6.250%, 10/19/2040 (A)		300	299
5.400%, 02/14/2022 (B)		250	254
Vedanta Resources
8.250%, 06/07/2021		800	806
7.125%, 05/31/2023 (B)		246	232
6.000%, 01/31/2019 (B)		488	464

			3,070

Indonesia — 5.1%
Adaro Indonesia
7.625%, 10/22/2019 (B)		605	635
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	2,300,000	229
7.000%, 05/15/2027	IDR	2,300,000	218
Indo Energy Finance II
6.375%, 01/24/2023		200	174
6.375%, 01/24/2023 (B)		200	175
Indosat Palapa
7.375%, 07/29/2020 (B)		352	377
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	107,500,000	10,707
6.625%, 05/15/2033	IDR	3,100,000	275
5.625%, 05/15/2023	IDR	5,500,000	495
5.250%, 05/15/2018	IDR	3,900,000	376
Majapahit Holding
8.000%, 08/07/2019		470	529
7.875%, 06/29/2037 (B)		205	238
7.750%, 10/17/2016		370	410
7.750%, 01/20/2020		30	33
7.750%, 01/20/2020 (B)		250	274
Pertamina Persero
6.500%, 05/27/2041 (B)		380	367
6.000%, 05/03/2042		540	505
6.000%, 05/03/2042 (B)		935	874
5.625%, 05/20/2043 (B)		860	744
5.250%, 05/23/2021 (B)		500	495

4	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

4.875%, 05/03/2022 (B)		220	$211
Perusahaan Listrik Negara
5.500%, 11/22/2021 (B)		310	304
5.250%, 10/24/2042		200	166
Republic of Indonesia
11.625%, 03/04/2019		1,786	2,429
11.625%, 03/04/2019		1,774	2,413
11.625%, 03/04/2019 (B)		1,195	1,625
11.000%, 09/15/2025	IDR	3,200,000	410
10.375%, 05/04/2014		190	202
8.500%, 10/12/2035		101	133
8.500%, 10/12/2035		2,449	3,220
8.250%, 06/15/2032	IDR	40,101,000	4,203
7.750%, 01/17/2038		5,019	6,198
7.750%, 01/17/2038		100	123
7.000%, 05/15/2022	IDR	56,920,000	5,669
6.875%, 01/17/2018		910	1,021
6.625%, 05/15/2033	IDR	20,478,000	1,814
6.625%, 02/17/2037		70	76
6.625%, 02/17/2037		110	120
6.250%, 04/15/2017	IDR	16,000,000	1,600
6.125%, 05/15/2028	IDR	17,900,000	1,562
5.875%, 03/13/2020		10	11
5.875%, 03/13/2020 (B)		864	935
5.625%, 05/15/2023	IDR	10,231,000	920
5.250%, 01/17/2042		337	320
4.875%, 05/05/2021		2,600	2,665
4.875%, 05/05/2021 (B)		850	871
3.375%, 04/15/2023 (B)		2,447	2,196

			59,547

Iraq — 0.3%
Republic of Iraq
5.800%, 01/15/2028		4,626	3,840

Israel — 0.1%
Altice Financing
8.000%, 12/15/2019	EUR	300	406
7.875%, 12/15/2019 (A)		400	418
Altice Finco
9.875%, 12/15/2020 (A)		300	321

			1,145

Ivory Coast — 0.4%
Government of Ivory Coast
5.750%, 12/31/2032 (A)		1,778	1,458
Ivory Coast
7.100%, 12/31/2032		3,413	2,799

			4,257

Jamaica — 0.2%
Digicel Group
10.500%, 04/15/2018		160	170
8.250%, 09/30/2020		1,700	1,759
8.250%, 09/30/2020 (B)		200	207

			2,136

Kazakhstan — 1.7%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	685
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021 (B)		400	410

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

KazAgro National Management Holding
4.625%, 05/24/2023 (B)		370	$340
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042 (B)		250	254
6.950%, 07/10/2042		400	407
Kazatomprom Natsionalnaya Atomnaya Kompaniya
6.250%, 05/20/2015		100	104
6.250%, 05/20/2015 (B)		450	468
Kazkommerts International
7.875%, 04/07/2014		700	700
Kazkommertsbank Via Citigroup Global Markets
8.700%, 04/07/2014 (C)(D)		1,100	1,084
KazMunayGas National
11.750%, 01/23/2015		1,611	1,824
9.125%, 07/02/2018		339	406
9.125%, 07/02/2018 (B)		2,819	3,376
7.000%, 05/05/2020 (B)		1,895	2,141
6.375%, 04/09/2021		1,336	1,450
6.375%, 04/09/2021 (B)		2,569	2,787
5.750%, 04/30/2043		1,000	885
5.750%, 04/30/2043 (B)		781	691
4.400%, 04/30/2023		320	297
Republic of Kazakhstan
6.375%, 10/06/2020 (B)		600	648
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019		600	602
7.125%, 11/13/2019 (A)(B)		450	451

			20,010

Latvia — 0.1%
Republic of Latvia
2.750%, 01/12/2020		800	740

Lithuania — 0.8%
Republic of Lithuania
7.375%, 02/11/2020		390	463
7.375%, 02/11/2020 (B)		800	950
6.625%, 02/01/2022		1,000	1,149
6.625%, 02/01/2022 (B)		1,000	1,149
6.125%, 03/09/2021		2,275	2,536
6.125%, 03/09/2021 (B)		1,424	1,588
5.125%, 09/14/2017		100	107
5.125%, 09/14/2017 (B)		310	331
4.850%, 02/07/2018	EUR	650	908

			9,181

Malaysia — 4.6%
Axiata SPV1 Labuan
5.375%, 04/28/2020		250	270
Malayan Banking MTN
3.250%, 09/20/2022 (D)		200	193
Malaysia Government Bond
5.248%, 09/15/2028 (B)	MYR	1,050	387
4.392%, 04/15/2026	MYR	8,100	2,711
4.262%, 09/15/2016	MYR	25,060	8,136
4.160%, 07/15/2021	MYR	15,350	5,015
4.012%, 09/15/2017	MYR	24,350	7,862

5	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

3.892%, 03/15/2027	MYR	578	$186
3.844%, 04/15/2033	MYR	1,010	313
3.580%, 09/28/2018	MYR	4,200	1,331
3.502%, 05/31/2027	MYR	1,050	323
3.492%, 03/31/2020	MYR	12,033	3,793
3.480%, 03/15/2023	MYR	7,910	2,466
3.418%, 08/15/2022	MYR	9,909	3,080
3.314%, 10/31/2017	MYR	4,770	1,504
3.260%, 03/01/2018	MYR	22,610	7,111
3.197%, 10/15/2015	MYR	3,240	1,023
3.172%, 07/15/2016	MYR	580	183
Petroliam Nasional
7.625%, 10/15/2026		106	133
Petronas Capital
7.875%, 05/22/2022		2,452	3,098
5.250%, 08/12/2019		100	109
5.250%, 08/12/2019 (B)		2,790	3,046
Wakala Global Sukuk
4.646%, 07/06/2021 (B)		782	820

			53,093

Mexico — 7.9%
America Movil
3.125%, 07/16/2022		200	184
BBVA Bancomer
6.750%, 09/30/2022 (B)		650	702
6.008%, 05/17/2022 (A)(D)		550	546
Cemex
9.500%, 06/15/2018 (B)		222	240
9.250%, 05/12/2020		600	633
9.000%, 01/11/2018 (B)		306	321
Cemex Espana
9.250%, 05/12/2020 (B)		1,300	1,372
Cemex Finance
9.375%, 10/12/2022 (B)		759	827
Comision Federal de Electricidad
5.750%, 02/14/2042 (B)		500	463
4.875%, 05/26/2021 (B)		400	409
Desarrolladora Homex
9.750%, 03/25/2020		200	74
9.750%, 03/25/2020 (B)		700	238
GEO
9.250%, 06/30/2020		406	179
8.875%, 03/27/2022 (B)		200	88
Grupo Bimbo
4.500%, 01/25/2022 (B)		200	200
Grupo Senda
10.500%, 10/03/2015		2,965	3,047
Grupo Televisa
6.000%, 05/15/2018		145	163
Metalsa
4.900%, 04/24/2023 (B)		212	201
Mexican Bonos MTN
8.000%, 06/11/2020	MXN	14	1
7.750%, 11/13/2042	MXN	12,100	1,001
7.500%, 06/03/2027	MXN	119,292	10,257
6.500%, 06/09/2022	MXN	93,131	7,515
6.250%, 06/16/2016	MXN	3,006	242
5.000%, 06/15/2017	MXN	17,851	1,372
4.750%, 03/08/2044		1,898	1,689

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Mexican Bonos, Ser M
6.500%, 06/10/2021	MXN	77,734	$6,292
Mexican Bonos, Ser M10
8.500%, 12/13/2018	MXN	10,450	918
7.750%, 12/14/2017	MXN	7,837	664
Mexican Bonos, Ser M20
10.000%, 12/05/2024	MXN	28,870	2,988
8.500%, 05/31/2029	MXN	50,772	4,646
8.000%, 12/07/2023	MXN	71,156	6,347
7.750%, 05/29/2031	MXN	68,385	5,802
Mexican Bonos, Ser M30
10.000%, 11/20/2036	MXN	26,300	2,688
8.500%, 11/18/2038	MXN	14,701	1,315
Mexican Udibonos
4.000%, 11/15/2040	MXN	2,940	1,233
2.500%, 12/10/2020	MXN	9,285	3,603
2.000%, 06/09/2022	MXN	3,060	1,142
Mexichem
4.875%, 09/19/2022 (B)		200	201
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (B)		200	188
NII Capital
10.000%, 08/15/2016		359	348
7.625%, 04/01/2021		1,416	1,101
Oceanografia
11.250%, 07/15/2015		1,079	898
Pemex Project Funding Master Trust
6.625%, 06/15/2035		704	739
5.750%, 03/01/2018		1,295	1,418
Petroleos Mexicanos
8.000%, 05/03/2019		368	445
6.500%, 06/02/2041		597	616
6.000%, 03/05/2020		180	198
6.000%, 03/05/2020 (B)		60	66
5.500%, 06/27/2044		70	63
5.500%, 06/27/2044 (B)		150	135
3.500%, 01/30/2023 (B)		185	171
United Mexican States MTN
8.300%, 08/15/2031		1,670	2,280
6.050%, 01/11/2040		2,234	2,446
5.950%, 03/19/2019		1,150	1,316
5.750%, 10/12/2110		6,296	5,745
5.625%, 01/15/2017		806	896
5.125%, 01/15/2020		438	481
United Mexican States, Ser A MTN
6.750%, 09/27/2034		2,185	2,578
Urbi Desarrollos Urbanos
9.750%, 02/03/2022		800	176
9.750%, 02/03/2022 (B)		400	88
9.500%, 01/21/2020		800	176

			92,371

Mongolia — 0.1%
Mongolia Government International Bond
5.125%, 12/05/2022		360	317
Mongolian Mining MTN
8.875%, 03/29/2017		990	841

			1,158

6	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Morocco — 0.1%
Kingdom of Morocco
5.500%, 12/11/2042 (B)		400	$334
5.500%, 12/11/2042		400	334
4.250%, 12/11/2022		928	817
4.250%, 12/11/2022 (A)(B)		230	202

			1,687

Nigeria — 1.2%
Afren
11.500%, 02/01/2016		200	222
11.500%, 02/01/2016 (B)		877	973
10.250%, 04/08/2019 (B)		1,000	1,117
Nigeria Treasury Bill
12.158%, 01/09/2014 (E)	NGN	91,650	525
10.888%, 02/20/2014 (E)	NGN	13,000	75
10.808%, 03/06/2014 (E)	NGN	22,000	126
10.603%, 10/10/2013 (E)	NGN	18,000	108
9.366%, 09/05/2013 (E)	NGN	22,000	133
9.308%, 01/23/2014 (E)	NGN	189,000	1,091
6.922%, 03/20/2014 (E)	NGN	440,330	2,501
6.019%, 12/19/2013 (E)	NGN	19,680	114
0.000%, 05/22/2014 (E)	NGN	74,300	405
Republic of Nigeria
16.390%, 01/27/2022	NGN	227,075	1,560
16.000%, 06/29/2019	NGN	169,000	1,116
16.000%, 06/29/2019	NGN	203,050	1,341
15.100%, 04/27/2017	NGN	72,570	461
10.700%, 05/30/2018	NGN	7,000	38
6.750%, 01/28/2021 (B)		550	575
Sea Trucks Group
9.000%, 03/26/2018		1,000	967

			13,448

Pakistan — 0.1%
Republic of Pakistan
7.125%, 03/31/2016		500	475
6.875%, 06/01/2017		100	93
6.875%, 06/01/2017		430	400

			968

Panama — 1.0%
ENA Norte Trust
4.950%, 04/25/2023 (G)		245	245
Republic of Panama
9.375%, 01/16/2023		560	742
9.375%, 04/01/2029		2,948	4,275
8.875%, 09/30/2027		1,656	2,285
8.125%, 04/28/2034		2,128	2,841
7.125%, 01/29/2026		100	122
6.700%, 01/26/2036		1,250	1,453
4.300%, 04/29/2053		130	104

			12,067

Paraguay — 0.1%
Republic of Paraguay
4.625%, 01/25/2023		300	289
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	207
6.750%, 12/13/2022 (A)		200	208

			704

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Peru — 1.2%
Alicorp SAA
3.875%, 03/20/2023 (B)		194	$180
Azucarera del Peru
6.375%, 08/02/2022		121	120
Banco de Credito del Peru
5.375%, 09/16/2020		10	10
5.375%, 09/16/2020 (B)		204	209
BBVA Banco Continental
5.000%, 08/26/2022 (B)		184	179
Cementos Pacasmayo SAA
4.500%, 02/08/2023 (B)		200	185
Inkia Energy
8.375%, 04/04/2021 (B)		200	212
Peru Enhanced Pass-Through Finance
4.326%, 06/02/2025 (A)(B)(E)		1,000	620
2.945%, 05/31/2018 (A)(B)(E)		363	320
2.928%, 05/31/2018 (E)		135	118
Republic of Peru
9.910%, 05/05/2015	PEI	675	270
8.750%, 11/21/2033		2,789	4,058
8.600%, 08/12/2017	PEI	2,110	885
8.200%, 08/12/2026	PEI	1,350	593
7.840%, 08/12/2020	PEI	520	215
7.840%, 08/12/2020	PEI	2,820	1,167
7.350%, 07/21/2025		3,020	3,866
7.125%, 03/30/2019		120	145
6.950%, 08/12/2031	PEI	1,400	523
5.200%, 09/12/2023	PEI	210	73
Volcan Cia Minera
5.375%, 02/02/2022 (B)		183	180

			14,128

Philippines — 1.2%
Development Bank of Philippines
5.500%, 03/25/2021		330	356
National Power
9.625%, 05/15/2028 (A)		1,100	1,540
Power Sector Assets & Liabilities Management
7.390%, 12/02/2024 (B)		820	992
Republic of Philippines
10.625%, 03/16/2025		593	940
9.500%, 02/02/2030		1,162	1,743
8.375%, 06/17/2019		320	414
7.750%, 01/14/2031		3,149	4,157
6.250%, 01/14/2036	PHP	50,000	1,320
4.000%, 01/15/2021		1,116	1,180
3.900%, 11/26/2022	PHP	45,000	995

			13,637

Poland — 6.4%
CEDC Finance International
8.875%, 12/01/2016 (H)	EUR	400	411
Eileme 2
11.750%, 01/31/2020	EUR	630	929
11.625%, 01/31/2020 (B)		750	847
Polish Television Holding MTN
13.000%, 11/15/2014 (C)	EUR	100	134
11.000%, 11/15/2014 (B)(C)	EUR	300	404

7	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Republic of Poland
6.375%, 07/15/2019		6,158	$7,182
6.250%, 10/24/2015	PLN	3,080	987
5.750%, 04/25/2029	PLN	3,280	1,126
5.125%, 04/21/2021		1,000	1,087
5.000%, 03/23/2022		3,799	4,084
4.750%, 04/25/2017	PLN	19,646	6,149
4.000%, 03/23/2021	EUR	736	1,067
4.000%, 10/25/2023	PLN	28,200	8,220
3.750%, 04/25/2018	PLN	15,140	4,552
3.018%, 07/25/2014 (E)	PLN	6,760	1,970
3.000%, 08/24/2016	PLN	32,639	10,165
3.000%, 03/17/2023		816	736
2.750%, 08/25/2023	PLN	6,076	1,865
Republic of Poland, Ser 0415
5.500%, 04/25/2015	PLN	15,360	4,809
Republic of Poland, Ser 0922
5.750%, 09/23/2022	PLN	21,735	7,200
Republic of Poland, Ser 1017
5.250%, 10/25/2017	PLN	5,015	1,601
Republic of Poland, Ser 1019
5.500%, 10/25/2019	PLN	6,700	2,186
Republic of Poland, Ser 1021
5.750%, 10/25/2021	PLN	19,092	6,336

			74,047

Qatar — 0.4%
Qtel International Finance
7.875%, 06/10/2019		565	693
4.500%, 01/31/2043		200	173
State of Qatar
9.750%, 06/15/2030		225	349
6.550%, 04/09/2019		1,282	1,526
6.400%, 01/20/2040 (B)		377	442
6.400%, 01/20/2040		1,047	1,228
5.250%, 01/20/2020		246	275

			4,686

Romania — 0.9%
Government of Romania MTN
6.750%, 02/07/2022		2,282	2,544
6.750%, 02/07/2022 (B)		350	390
6.500%, 06/18/2018	EUR	686	984
6.000%, 10/19/2013	RON	3,080	899
5.900%, 07/26/2017	RON	2,500	730
5.850%, 07/28/2014	RON	40	12
5.850%, 07/28/2014	RON	5,020	1,474
5.850%, 04/26/2023	RON	850	251
5.800%, 10/26/2015	RON	4,970	1,463
5.750%, 04/29/2020	RON	1,260	368
5.600%, 11/28/2018	RON	550	161
4.375%, 08/22/2023		1,250	1,188

			10,464

Russia — 8.5%
Alfa Bank Via Alfa Bond Issuance
7.500%, 09/26/2019		550	561
7.500%, 09/26/2019 (B)		715	729
Brunswick Rail Finance
6.500%, 11/01/2017		650	643
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/2018		1,000	1,015
EDC Finance
4.875%, 04/17/2020 (B)		228	209

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/2017 (B)		250	$246
Evraz Group
9.500%, 04/24/2018		300	318
6.750%, 04/27/2018		300	287
Far East Capital
8.750%, 05/02/2020 (B)		200	187
8.000%, 05/02/2018 (B)		200	185
8.000%, 05/02/2018		1,950	1,799
Gaz Capital MTN
8.625%, 04/28/2034		200	237
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/2022 (B)		315	288
4.375%, 09/19/2022		1,170	1,072
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019		750	904
6.510%, 03/07/2022		470	497
4.950%, 07/19/2022 (B)		877	839
4.950%, 02/06/2028		250	215
4.950%, 02/06/2028 (B)		793	682
Metalloinvest Finance
6.500%, 07/21/2016		400	412
5.625%, 04/17/2020 (B)		250	229
MTS International Funding
8.625%, 06/22/2020		400	470
8.625%, 06/22/2020 (B)		800	940
5.000%, 05/30/2023 (B)		501	480
Novatek OAO via Novatek Finance
6.604%, 02/03/2021 (B)		363	391
5.326%, 02/03/2016		200	209
Promsvyazbank Via PSB Finance
10.200%, 11/06/2019		350	368
8.500%, 04/25/2017		440	464
Ritekro
11.625%, 11/07/2022 (A)(E)		914	339
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022		500	463
Russian Agricultural Bank Via RSHB Capital
5.298%, 12/27/2017 (B)		415	423
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	83,302	2,606
7.600%, 04/14/2021	RUB	475,020	14,731
7.600%, 07/20/2022	RUB	109,365	3,356
7.500%, 03/15/2018	RUB	40,900	1,285
7.500%, 02/27/2019	RUB	373,370	11,544
7.400%, 04/19/2017	RUB	39,870	1,236
7.400%, 06/14/2017	RUB	31,700	984
7.350%, 01/20/2016	RUB	11,380	354
7.050%, 01/19/2028	RUB	9,638	271
7.000%, 06/03/2015	RUB	42,560	1,313
7.000%, 01/25/2023	RUB	57,623	1,695
6.880%, 07/15/2015	RUB	5,500	169
6.500%, 12/03/2014 (C)	RUB	32,430	930
6.200%,01/31/2018	RUB	10,600	314

8	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Russian Foreign Bond - Eurobond
7.850%, 03/10/2018	RUB	235,000	$7,463
7.500%, 03/31/2030		13,338	15,623
5.625%, 04/04/2042 (B)		400	415
5.000%, 04/29/2020		100	107
5.000%, 04/29/2020 (B)		200	214
3.250%, 04/04/2017 (B)		1,200	1,234
Russian Railways via RZD Capital
5.700%, 04/05/2022		398	412
Russian Standard Bank Via Russian Standard Finance
9.250%, 07/11/2017		970	1,004
Sberbank of Russia Via SB Capital
6.125%, 02/07/2022 (B)		260	271
6.125%, 02/07/2022		250	261
5.717%, 06/16/2021		400	408
5.250%, 05/23/2023 (B)		260	244
5.125%, 10/29/2022 (B)		247	232
SCF Capital
5.375%, 10/27/2017 (B)		350	340
Severstal OAO Via Steel Capital
5.900%, 10/17/2022 (B)		200	183
5.900%, 10/17/2022		200	182
Severstal Via Steel Capital
6.700%, 10/25/2017		501	515
Sibur Securities
3.914%, 01/31/2018 (B)		275	254
TMK Capital
7.750%, 01/27/2018		1,400	1,400
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016		320	332
Vimpel Communications Via VIP Finance Ireland
9.125%, 04/30/2018 (B)		600	683
7.748%, 02/02/2021 (B)		1,150	1,226
VimpelCom Holdings
7.504%, 03/01/2022 (B)		400	414
7.504%, 03/01/2022		470	486
6.255%, 03/01/2017		200	205
5.200%, 02/13/2019 (B)		200	195
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,540	1,690
6.902%, 07/09/2020 (B)		785	862
6.800%, 11/22/2025 (B)		150	160
6.800%, 11/22/2025		580	618
6.025%, 07/05/2022 (B)		750	772
5.450%, 11/22/2017 (B)		400	416
VTB Bank Via VTB Capital
6.950%, 10/17/2022		400	406
6.875%, 05/29/2018		500	530
6.315%, 02/22/2018		962	1,003
6.250%, 06/30/2035		357	380
6.000%, 04/12/2017 (B)		300	312

			98,341

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021 (B)		950	$988

Serbia — 0.2%
Republic of Serbia
7.250%, 09/28/2021 (B)		450	464
7.250%, 09/28/2021		1,200	1,236
5.250%, 11/21/2017 (B)		200	195
4.875%, 02/25/2020		450	409

			2,304

Singapore — 0.4%
MMI International
8.000%, 03/01/2017 (B)		250	251
Sea Product
10.292%, 05/14/2010		1,485	1,366
Singapore Government Bond
2.750%, 07/01/2023		1,900	1,528
Yanlord Land Group
9.500%, 05/04/2017		980	1,015

			4,160

Slovenia — 0.0%
Republic of Slovenia
5.500%, 10/26/2022 (B)		658	605

South Africa — 6.2%
Edcon Proprietary
9.500%, 03/01/2018	EUR	500	602
Edcon Pty
9.500%, 03/01/2018	EUR	250	302
Gold Fields Orogen Holdings
4.875%, 10/07/2020		524	443
Republic of South Africa
13.500%, 09/15/2015	ZAR	12,320	1,427
10.500%, 12/21/2026	ZAR	81,970	10,025
8.750%, 02/28/2048	ZAR	15,200	1,525
8.500%, 06/23/2017		860	1,029
8.250%, 09/15/2017	ZAR	24,330	2,572
8.000%, 12/21/2018	ZAR	112,630	11,822
7.750%, 02/28/2023	ZAR	106,517	10,820
7.250%, 01/15/2020	ZAR	30,380	3,044
7.000%, 02/28/2031	ZAR	81,322	7,116
6.875%, 05/27/2019		2,673	3,027
6.750%, 03/31/2021	ZAR	94,530	9,133
6.500%, 02/28/2041	ZAR	15,600	1,211
6.250%, 03/08/2041		509	545
6.250%, 03/31/2036	ZAR	23,000	1,775
5.875%, 05/30/2022		770	824
5.500%, 03/09/2020		540	569
4.665%, 01/17/2024		1,500	1,432
Sappi Papier Holding
8.375%, 06/15/2019 (B)		300	316
Sappi Papier Holding GmbH
8.375%, 06/15/2019		200	211
Transnet SOC
4.000%, 07/26/2022 (B)		1,119	978

			70,748

Spain — 0.0%
Ajecorp
6.500%, 05/14/2022 (B)		250	254

9	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Sri Lanka — 0.2%
Bank of Ceylon
6.875%, 05/03/2017 (B)		320	$323
Republic of Sri Lanka
7.400%, 01/22/2015 (B)		150	158
6.250%, 10/04/2020		100	99
6.250%, 10/04/2020 (B)		620	614
6.250%, 07/27/2021 (B)		400	394
5.875%, 07/25/2022 (B)		200	189

			1,777

Supra-National — 0.1%
Inter-American Development Bank MTN
5.466%, 08/20/2015 (E)	IDR	12,430,000	1,083

Thailand — 2.9%
PTT Global Chemical
4.250%, 09/19/2022 (B)		200	192
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	112
3.875%, 06/13/2019	THB	71,781	2,360
3.625%, 06/16/2023	THB	143,009	4,549
3.650%, 12/17/2021	THB	298,030	9,572
3.625%, 05/22/2015	THB	113,050	3,696
3.580%, 12/17/2027	THB	42,460	1,289
3.250%, 06/16/2017	THB	99,310	3,206
2.800%, 10/10/2017	THB	103,000	3,259
1.250%, 03/12/2028	THB	28,153	896
1.200%, 07/14/2021	THB	142,019	4,427

			33,558

Turkey — 7.5%
Akbank
5.000%, 10/24/2022		225	210
3.875%, 10/24/2017 (B)	USD	150	145
Export Credit Bank of Turkey
5.875%, 04/24/2019 (B)		200	206
Republic of Turkey
11.875%, 01/15/2030		460	770
10.500%, 01/15/2020	TRY	1,540	888
10.000%, 12/04/2013	TRY	200	105
9.500%, 01/12/2022	TRY	7,326	4,025
9.000%, 05/21/2014	TRY	4,753	2,616
9.000%, 01/27/2016	TRY	2,200	1,169
9.000%, 03/08/2017	TRY	16,452	8,804
8.500%, 09/14/2022	TRY	9,074	4,750
8.000%, 02/14/2034		2,282	2,841
7.500%, 09/24/2014	TRY	550	284
7.500%, 09/24/2014	TRY	20	10
7.500%, 07/14/2017		1,516	1,740
7.500%, 11/07/2019		4,450	5,251
7.375%, 02/05/2025		1,935	2,293
7.250%, 03/05/2038		400	466
7.100%, 03/08/2023	TRY	2,100	1,001
7.100%, 03/08/2023	TRY	5,320	2,537
7.000%, 09/26/2016		838	936
7.000%, 03/11/2019		240	275
7.000%, 06/05/2020		410	474
6.875%, 03/17/2036		1,463	1,631
6.750%, 04/03/2018		4,284	4,809
6.750%, 05/30/2040		375	414
6.500%, 01/07/2015	TRY	10,510	5,354
6.300%, 02/14/2018	TRY	3,050	1,472
6.250%, 09/26/2022		1,117	1,237

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

6.000%, 01/14/2041		1,771	$1,767
5.625%, 03/30/2021		2,760	2,946
5.125%, 03/25/2022		2,288	2,345
4.875%, 04/16/2043		500	428
4.500%, 02/11/2015	TRY	1,804	969
4.000%, 04/29/2015	TRY	7,927	4,223
4.000%, 04/01/2020	TRY	3,387	1,874
3.250%, 03/23/2023 (F)		5,470	4,773
3.000%, 02/23/2022	TRY	13,399	7,014
2.692%, 07/17/2013 *(E)	TRY	3,753	1,939
Turkiye Garanti Bankasi
7.375%, 03/07/2018	TRY	1,530	728
5.250%, 09/13/2022 (B)		500	468
4.000%, 09/13/2017 (B)		470	458

			86,645

Ukraine — 2.3%
DTEK Finance
7.875%, 04/04/2018 (A)		900	839
Ferrexpo Finance
7.875%, 04/07/2016 (B)		238	220
7.875%, 04/07/2016		1,200	1,107
Financing of Infrastrucural Projects State Enterprise
9.000%, 12/07/2017 (A)(B)		400	380
Government of Ukraine
9.250%, 07/24/2017		1,850	1,845
9.250%, 07/24/2017 (B)		1,353	1,348
7.950%, 02/23/2021		650	598
7.950%, 02/23/2021 (B)		250	230
7.800%, 11/28/2022 (B)(F)		1,620	1,446
7.800%, 11/28/2022		1,560	1,392
7.750%, 09/23/2020		445	406
7.500%, 04/17/2023 (B)		2,372	2,081
7.500%, 04/17/2023		500	439
6.750%, 11/14/2017		276	253
6.580%, 11/21/2016		103	96
6.250%, 06/17/2016		200	185
6.250%, 06/17/2016 (B)		600	557
4.950%, 10/13/2015	EUR	1,131	1,404
Metinvest
10.250%, 05/20/2015		780	790
8.750%, 02/14/2018 (B)		369	343
8.750%, 02/14/2018		1,229	1,143
MHP
8.250%, 04/02/2020		1,000	896
Mriya Agro Holding
9.450%, 04/19/2018 (B)		257	229
9.450%, 04/19/2018		1,000	890
National Naftogaz of Ukraine
9.500%, 09/30/2014		2,230	2,224
Oschadbank Via SSB #1
8.875%, 03/20/2018		450	403
Oschadbank Via SSB No. 1
8.250%, 03/10/2016		430	401
State Export-Import Bank of Ukraine JSC via Biz Finance
8.750%, 01/22/2018		870	766
Ukraine Railways via Shortline
9.500%, 05/21/2018 (B)		200	180
Ukreximbank Via Biz Finance
8.375%, 04/27/2015		3,862	3,756

10	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Ukrlandfarming
10.875%, 03/26/2018		400	$378

			27,225

United Arab Emirates — 1.0%
Atlantic Finance
10.750%, 05/27/2014 (C)		850	903
Dana Gas Sukuk
9.000%, 10/31/2017		393	379
Dolphin Energy
5.888%, 06/15/2019		530	578
DP World MTN
6.850%, 07/02/2037		1,200	1,239
DP World Sukuk
6.250%, 07/02/2017		400	428
Dubai Electricity & Water Authority
7.375%, 10/21/2020		120	135
7.375%, 10/21/2020 (B)		860	963
Dubai Holding Commercial Operations MTN
6.000%, 02/01/2017	GBP	850	1,251
4.750%, 01/30/2014	EUR	1,850	2,393
Emirate of Dubai MTN
7.750%, 10/05/2020		1,060	1,224
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		200	169
Emirates Airline
5.125%, 06/08/2016		300	308
4.500%, 02/06/2025		350	320
Jafz Sukuk
7.000%, 06/19/2019		200	214
MAF Global Securities MTN
5.250%, 07/05/2019		500	510
Pyrus
7.500%, 12/20/2015		400	503

			11,517

United States — 0.0%
Citigroup Funding MTN
16.390%, 01/31/2022 (B)		38	38
Southern Copper
6.750%, 04/16/2040		86	85
5.250%, 11/08/2042		200	164

			287

Uruguay — 0.5%
Republic of Uruguay PIK
7.875%, 01/15/2033		1,693	2,150
Republic of Uruguay
8.000%, 11/18/2022		1,365	1,722
7.625%, 03/21/2036		1,211	1,529
4.125%, 11/20/2045		738	601

			6,002

Venezuela — 4.0%
Petroleos de Venezuela
12.750%, 02/17/2022		290	291
8.500%, 11/02/2017		5,458	5,001
8.500%, 11/02/2017		1,289	1,181
5.500%, 04/12/2037		550	325
5.375%, 04/12/2027		2,978	1,802
5.250%, 04/12/2017		958	780
5.000%, 10/28/2015		560	492
4.900%, 10/28/2014		10,920	10,238

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Republic of Venezuela
13.625%, 08/15/2018		144	$147
13.625%, 08/15/2018		1,716	1,823
12.750%, 08/23/2022		12,240	12,546
11.950%, 08/05/2031		3,204	3,060
11.750%, 10/21/2026		4,186	3,977
10.750%, 09/19/2013		190	190
9.250%, 09/15/2027		968	818
9.250%, 05/07/2028		602	491
9.000%, 05/07/2023		1,034	861
9.000%, 05/07/2023		30	25
8.500%, 10/08/2014		531	527
8.250%, 10/13/2024		510	395
7.750%, 10/13/2019		1,118	928
7.650%, 04/21/2025		300	224
6.000%, 12/09/2020		1,062	775

			46,897

Vietnam — 0.1%
Republic of Vietnam
6.875%, 01/15/2016		360	380
6.750%, 01/29/2020		560	594
Vietnam Joint Stock Commercial Bank for Industry and Trade
8.000%, 05/17/2017 (B)		350	355

			1,329

Zambia — 0.0%
Republic of Zambia
5.375%, 09/20/2022		250	222

Total Global Bonds (Cost $1,087,259) ($ Thousands)			1,055,091

LOAN PARTICIPATIONS — 0.9%

Angola — 0.1%
Republic of Angola
2.317%, 04/30/2016 (A)	EUR	758	944

Indonesia — 0.1%
PT Bumi
11.199%, 08/07/2013		1,743	1,708

Singapore — 0.6%
Ashmore Cayman SPC, No. 1
0.000%, 08/31/2011 (A)(E)(H)		9,161	4,499
Morton Bay
6.220%, 12/30/2009 (A)		3,158	2,113

			6,612

United Arab Emirates — 0.1%
Dubai World
1.000%, 09/30/2018 (A)		1,015	630
1.000%, 09/30/2015 (A)		1,200	840

			1,470

Total Loan Participations (Cost $16,554) ($ Thousands)			10,734

CONVERTIBLE BONDS — 0.1%
Dana Gas Sukuk CV to 48.9733 Shares
7.000%, 10/31/17		393	365

11	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

Description	Face Amount(1) (Thousands) / Share / Contracts	Market Value ($ Thousands)

Suzlon Energy CV to 533.2762 Shares
2.639%, 07/25/14 (E)
	450	$292

Total Convertible Bonds (Cost $816) ($ Thousands)		657

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P.
0.100% †*(I)
	9,168,547	9,169

Total Affiliated Partnership (Cost $9,169) ($ Thousands)		9,169
Total Investments — 92.8% (Cost $1,113,798) ($ Thousands)§		$1,075,651

PURCHASED OPTIONS — 0.0%

United States — 0.0%
Euro FX Currency Put Option, Expires 10/19/13, Strike Price $1.28 **	8,200,000	$126
Euro FX Currency Put Option, Expires 09/21/13, Strike Price $1.27 **	9,800,000	97
Euro FX Currency Put Option, Expires 11/16/13, Strike Price $1.26 **	8,200,000	112

Total Purchased Options (Cost $553) ($ Thousands)		$335

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Korea 10-Year Bond	33	Sep-2013	$(48)

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
07/01/2013-09/27/2013	USD	2,378	TRY	4,608	$2
07/01/2013-10/02/2013	BRL	54,324	USD	25,205	788
07/02/2013-07/22/2013	USD	8,279	EUR	6,354	(19)
07/02/2013-08/02/2013	USD	13,092	BRL	28,740	(83)
07/02/2013-08/19/2013	USD	4,726	IDR	47,584,090	64
07/02/2013-08/29/2013	TRY	4,924	USD	2,611	79
07/03/2013-07/17/2013	INR	777,929	USD	13,447	386
07/03/2013-07/17/2013	USD	1,526	NGN	245,123	(23)
07/05/2013-07/29/2013	COP	28,624,860	USD	14,904	95
07/05/2013-09/09/2013	USD	12,903	COP	24,753,831	(97)
07/12/2013-07/23/2013	THB	280,840	USD	9,201	151
07/12/2013-07/23/2013	USD	9,463	THB	283,737	(320)
07/15/2013-08/22/2013	MYR	34,063	USD	10,845	76
07/15/2013-08/22/2013	USD	11,771	MYR	35,524	(549)
07/17/2013	IDR	51,986,610	USD	5,156	(76)
07/17/2013	NGN	179,324	USD	1,117	19
07/17/2013	USD	5,819	INR	342,728	(67)
07/17/2013-09/09/2013	USD	1,890	CLP	941,446	(35)
07/17/2013-07/17/2015	CNH	234,963	USD	36,175	(1,818)
07/17/2013-07/17/2015	USD	31,684	CNH	207,377	1,870
07/19/2013-07/22/2013	EUR	17,000	USD	22,202	105
07/19/2013-07/22/2013	GBP	1,167	USD	1,787	17
07/22/2013-08/30/2013	RON	7,037	USD	2,070	32
07/22/2013-08/30/2013	RUB	668,302	USD	20,547	331
07/22/2013-08/30/2013	USD	1,590	RON	5,434	(15)
07/24/2013	KRW	1,967,355	USD	1,703	(19)
07/24/2013	PHP	69,133	USD	1,615	15
07/24/2013	USD	1,743	KRW	1,967,355	(21)
07/26/2013	PEI	1,633	USD	598	12
07/26/2013-08/23/2013	MXP	169,905	USD	13,147	155
07/26/2013-08/23/2013	USD	12,826	MXP	162,529	(378)
07/26/2013-09/25/2013	USD	1,655	PEI	4,541	(30)
07/31/2013	CZK	17,320	USD	875	7
07/31/2013	USD	900	CZK	17,353	(31)
07/31/2013	USD	4,534	PLN	14,874	(75)
07/31/2013-09/03/2013	HUF	1,759,901	USD	7,669	(72)
08/06/2013-09/09/2013	CLP	1,809,262	USD	3,634	79
08/12/2013	CNY	8,381	USD	1,355	(5)
08/21/2013-08/30/2013	USD	4,768	RUB	154,073	(123)
08/21/2013-09/03/2013	USD	1,701	HUF	387,331	—
08/30/2013	PLN	54,788	USD	16,780	390
08/30/2013	SGD	1,900	USD	1,497	(1)
08/30/2013-09/30/2013	ZAR	132,671	USD	13,129	(92)
09/18/2013-10/03/2013	USD	1,910	ARS	12,377	252
09/27/2013	ARS	2,128	USD	360	(12)

					$964

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	07/22/2013-09/04/2013	(8,051)	8,244	$193
Barclays PLC	07/02/2013-08/30/2013	(62,542)	63,127	585
Brown Brothers Harriman	07/01/2013-07/03/2013	(611)	611	—
Citigroup	07/05/2013-10/03/2013	(40,181)	40,103	(78)
Credit Suisse First Boston	07/22/2013-09/30/2013	(21,683)	21,658	(25)
Deutsche Bank	07/01/2013-09/27/2013	(52,250)	52,153	(97)
Goldman Sachs	07/02/2013-08/30/2013	(7,907)	7,891	(16)
HSBC	07/01/2013-07/17/2015	(101,035)	101,200	165
JPMorgan Chase Bank	07/02/2013-09/09/2013	(40,665)	41,237	572
Pershing	07/17/2013	(1,868)	1,902	34
Standard Bank	07/12/2013	(1,464)	1,479	15
Standard Chartered	07/03/2013	(1,902)	1,868	(34)
Standard New York, Inc.	07/17/2013-08/12/2013	(4,051)	3,950	(101)
UBS	7/15/13-9/27/13	(17,934)	17,685	(249)

				$964

For the period ended June 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

12	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

A list of the open swap agreements held by the fund at June 30, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6 Month	2.54%	12/14/2032	SGD	306	$(27)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6 Month	2.77%	06/14/2032	SGD	1,005	(58)
Barclays Bank PLC	1.71%	Singapore Swap Offer Rate Fixing 6 Month	12/14/2022	SGD	549	32
Barclays Bank PLC	1.86%	Singapore Swap Offer Rate Fixing 6 Month	06/14/2022	SGD	1,730	70
HSBC	Brazil Interbank Deposit Rate	11.03%	01/25/2017	BRL	4,666	2

						$19

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Standard Chartered London	India Government Bond 8.070% 07/03/2017	Cash Deposit Of Notional Amount	Price Return	07/03/2017	INR	69,890	$(53)
Standard Chartered London	India Government Bond 8.070% 07/03/2017	Cash Deposit Of Notional Amount	Price Return	07/03/2017	INR	199,110	(160)
Standard Chartered London	India Government Bond 8.070% 07/03/2017	Cash Deposit Of Notional Amount	Price Return	07/03/2017	INR	33,000	(33)
HSBC	Republic of Indonesia, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	33,200,000	(501)
HSBC	Republic of Indonesia, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	4,500,000	(67)
HSBC	Republic of Indonesia, 8.375%, 9/15/2026	Cash Deposit Of Notional Amount	Price Return	09/15/2026	IDR	18,900,000	(287)
Standard Chartered London	Republic of Indonesia, 7.000%, 5/15/2027	Cash Deposit Of Notional Amount	Price Return	05/15/2027	IDR	3,500,000	(97)
Standard Chartered London	Republic of Indonesia, 7.000%, 5/15/2027	Cash Deposit Of Notional Amount	Price Return	05/15/2027	IDR	5,800,000	(49)
HSBC	Republic of Indonesia, 10.500%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	29,500,000	(528)
Standard Chartered London	Republic of Indonesia, 10.500%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	10,300,000	(201)
HSBC	Republic of Indonesia, 8.250%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	IDR	13,100,000	(253)
Standard Chartered London	Republic of Indonesia, 6.625% 05/15/2033	Cash Deposit Of Notional Amount	Price Return	05/15/2033	IDR	13,230,000	(240)
HSBC	Republic of Indonesia, 6.625% 05/15/2033	Cash Deposit Of Notional Amount	Price Return	05/15/2033	IDR	5,000,000	(88)

							$(2,557)

For the period ended June 30, 2013, the total number of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,159,602 ($ Thousands).

*	Rate shown is the 7-day effective yield as of June 30, 2013.

**	Non income producing security.

†	Investment in Affiliated Security.
(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities considered illiquid. The total market value of such securities as of June 30, 2013 was $19,044 ($ Thousands) and represented 1.6% of Net Assets.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on June 30, 2013. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2013.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $8,499 ($ Thousands).

(G)	Security is when-issued.

(H)	Security in default on interest payments.

(I)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2013 was $9,169 ($ Thousands).

§	At June 30, 2013, the tax basis cost of the Fund’s investments was $1,113,798 ($ Thousands), and the unrealized appreciation and depreciation were $28,062 ($ Thousands) and ($66,209) ($ Thousands), respectively.

ARS — Argentine Peso

BRL — Brazilian Real

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Renminbi

COP — Colombian Peso

CV — Convertible Security

CZK — Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesia Rupiah

ILS — Israeli Shekel

INR — India Rupee

KRW — Korean Won

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zlotty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

13	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,054,752	$339	$1,055,091
Convertible Bonds	—	657	—	657
Loan Participations	—	1,470	9,264	10,734
Affiliated Partnership	—	9,169	—	9,169

Total Investments in Securities	$—	$1,066,048	$9,603	$1,075,651

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(48)	$—	$—	$(48)
Forwards Contracts *	—	964	—	964
Interest Rate Swaps *	—	19	—	19
Total Return Swaps *	—	(2,557)	—	(2,557)

Total Other Financial Instruments	$(48)	$(1,574)	$—	$(1,622)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Global Bonds	Loan Participations
Beginning balance as of October 1, 2012	$94	$16,874
Accrued discounts/premiums	24	22
Realized gains/(loss)	—	1,848
Change in unrealized appreciation/(depreciation)	(117)	(2,486)
Purchases	338	—
Sales	—	(6,994)
Transfer into Level 3	—	—
Transfer out of Level 3	—	—

Ending balance as of June 30, 2013	$339	$9,264

(1)	Of the $9,603 ($ Thousands) in Level 3 securities as of June 30, 2013, $6,621 ($ Thousands) or 0.6% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional International Trust / Quarterly Report / June 30, 2013

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: August 28, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: August 28, 2013